Velocity Commercial Capital Loan Trust 2024-2

Exhibit 99.23

Loan Level Exceptions

Run Date - 3/28/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
OTCXMDFJ5Y4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and high FICO.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The appraisal reflects one of the two units is vacant. The file included an approved exception (pg XXX),for 1 of the 2 units (XX%) being vacant, citing mitigating factors of seasoned investor and high FICO.

*** (OPEN) Credit report incomplete - EV 2
															COMMENT: Need evidence of mortgage payment for #XXXX XX/XX/XXXX-XX/XX/XXXX, the DLA XX/XX/XXXX, # XXXX XX/XX/XXXX-XX/XX/XXXX, the DLA XX/XX/XXXX, # XXXX XX/XX/XXXX-XX/XX/XXXX, the DLA XX/XX/XXXX and #XXX XX/XX/XXXX-XX/XX/XXXX, the DLA XX/XX/XXXX The file did not include an approved exception.
UFWMGUAQRXR	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The master insurance for properties does not include the property address, unit or borrower as owner.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The appraisals XX/XX/XXXX reflected the properties were vacant.  The file included leases reflecting lease dates of XX/XX/XXXX-XX/XX/XXXX and XX/XX/XXXX-XX/XX/XXXX however, evidence of recent of the security deposit and first months rent was not provided.  The file did not include an approved exception.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only.  The appraisal reflects XXXX XXXX XXX was offered for sale, the original price of $XXX,XXX, with Original Date XX/XX/XXXX with no MLS listing.  The subject loan closed as a cash out refinance. The file did not include an approved exception.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XXXX XXXX XX/XX/XXXX for $XXX,XXX The appraised value of $XXX,XXX was used for qualifying purposes. The SItex report for XXXX XXXX XX reflected the borrower obtained title XX/XX/XXXX with a contract price of $XXX,XXX The appraised value of $XXX,XXXwas used for qualifying purposes. The file did not include an approved exception.	*** (CURED) Entity Evidence of signatory authority - EV R
COMMENT:   The LLC documents confirm the entity was established  The Initial resolution (pg XXX) reflected the borrower is a named manager. The operating agreement (pg XXX) XX/XX/XXXX confirmed XXXXX and XXXX as members owning 50%/50% ownership, with the borrower listed a XXXXXXr.  The file did not include a letter from the owning members, authorizing the guarantor to sign on behalf of the entity.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the property Sitex report for XXXX XXXX XXX and the borrowers primary residence XXX X XXXXX XX

*** (CURED) Property Issues indicated - EV R
COMMENT:   The appraisal for property XXXX X XXXXX, reflects the property windows are boarded.

*** (CURED) Property Type unacceptable under guidelines - EV R
																COMMENT: The guidelines (pg XX) indicate Lease hold estates are unacceptable collateral. The condo questionnaire (pg XXX) reflects the property is held in Leasehold. The file did not include an approved exception.
P2QEI3H1ICP	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance is paid with a payment plan.  The loan approval contains an approved exception based on mitigated factors of a high FICO.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower is a first time investor.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves and seasoned business.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The LTV of XX% exceeds the maximum allowable for XX%.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves and seasoned business.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   Lender guidelines section XX states first time buyer is required to have three months PI reserves post-closing.  First Time Buyer is a borrower who has not owned a commercial property and/or has limited landlord experience.  The borrowers do not own any other commercial property or have landlord experience making them first time buyers. The borrower has verified assets of $XXX,XXX.XX and paid $XXX,XXX to close leaving reserves of $X,XXX. which is not sufficient to meet the three month P&I requirement of $XX,XXX..

*** (OPEN) Missing Documentation - EV 2
COMMENT: The credit report reflects the primary housing mortgage paid thru XX/XX/XXXX The loan file is missing evidence of the XX/XX/XXXX-XX/XX/XXXX payments were made.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lender guidelines section XX requires the insurance policy must reflect the amount of coverage and shall be the lesser of the outstanding unpaid principal balance of the loan or full replacement cost of the improvements without any deduction for depreciation Replacement cost can be determined by endorsement on insurance cert, the carrier’s estimate, or the lender’s appraisal estimate, or (C) insurance vender-provided replacement cost coverage amount. Additionally, Policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The insurance policy (p.XXX) does not reflect the building coverage at all to verify it is sufficient and does not have the required Law and Ordinance endorsement A required.
40UQH5ZMVH3	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The file included a HOA certification review that was incomplete and no budget and P&L. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Property Issues indicated - EV 2
COMMENT:   The guidelines (pg XX) indicate Properties located in a town or city with a population less than XXXXX but greater than or equal to XXXX and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  The population is XXXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 2
															COMMENT: The lease reflects the tenant has the same last name as the borrower, possibly a family member. Additionally, the tenant and landlord signature are signed by the same person, which appears to the borrowers handwriting, as the signatures match the closing document signatures. The Sitex report for the subject property reflects the subject is homestead. The sitex report for the borrowers primary does not reflect the property is homestead.
W45F2QD0C5U	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was vacant. The file included an executed lease beginning XX/XX/XXXX-XX/XX/XXXX along with  evidence of receipt of the first months rent. Furthermore, the file included updated photos showing the tenant occupying the property. The file included an approved exception (pg 160), citing mitigating factors of seasoned investor.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for unknown amount. Prior to that transferred XX/XX/XXXX for $XXX,XXX. The file included a list of repairs and updates made to the property in the amount of $XXX,XXX. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor.
SKNNAHCUYPM	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance (pg XXX XXX) does not include wind and hail coverage. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pg XX) indicate Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  The population is XXXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.
RDKTD3BI2VC	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require verification of the borrowers' primary residence. The file does not include evidence of rental history as the borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factors of property condition and low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg xx) require a minimum credit score of XXX. The borrowers qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of property condition and low LTV.
0SCQ0D24WBL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers qualifying score isXXX The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.
ZLVG1BZCQWO	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The borrowers mortgage was last rated XX/XX/XXXX The loan approval has an approved exception allowing based on mitigated factors of high FICO and low LTV.
JMHGFFSAU11	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The flood insurance has a deductible of $XX,XXX (p.XXX). Lender guidelines (p.XX) states a flood deductible up to 2% is acceptable. In this case the deductible should not have exceeded $X,XXX. The loan approval has an approved exception allowing based on the mitigated factor of a high FICO.
YDT3FKCJ3CZ	XXXX	XXXX	3	2	2	3	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum FICO of XXX. The borrowers score is XXX The loan approval has an approved exception allowing based on mitigatged factor of low LTV.
HYCSWOT3AZB	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance has a Wind and Hail deductible exceeding guideline maximum and on a payment plan.  The loan approval has an approved exception allowing based on mitigated factor of high FICO.

*** (OPEN) Certificate of Good Standing - EV 2
COMMENT:   The loan file is missing a Certificate of Good Standing.  The loan approval has an approved exception allowing based on mitigated factor of high FICO.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: XXXXX Override approved exception allowing based on a mitigated factor of high FICO.	*** (CURED) Title issue - EV R
																COMMENT: The prelim title (p.XXX) shows a tax lien in the amount of $XXX,XXX; however, is marked as omitted. The tax cert (p.XXX) shows an open tax lien in the amount of $XXX,XXX as well. This was not paid on the final HUD and the file does not contain evidence it was satisfied to support the omission on the title.
CZYKI21TAJX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The loan file is missing evidence of rent payments from XX/XX/XXXX-XX/XX/XXXX The loan approval has an approved exception allowing based on mitigated factors of high FICO and seasoned business owner.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines require a X% downgrade in LTV maximum for fist time investors making the maximum allowable LTV of XX%. The subject loan LTV is XX%, which exceeds the maximum allowable. The loan approval has an approved exception allowing based on mitigated factors of high FICO and seasoned business owner.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lender guidelines (p.XX) requires Traditional 2 owner user properties to obtain a Business Interruption policy. The policy in the file does not contain this coverage.
KWF4TWINKN1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg 56) are required to obtain a Business Interruption policy.  The evidence of insurance does not include business interruption. The file included an approved exception (pg 237), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg 36) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts.  The credit report (pg 489) reflects the borrower has one open and active tradeline. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX The loan closed XX/XX/XXXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX  The borrowers’ qualifying score is XXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. The file included evidence of the subject and primary payment history through XX/XX/XXXX. The file did not include evidence of XX/XX/XXXX and XX/XX/XXXX payments. The file did not include an approved exception.
5BXBJEDPLTH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject is vacant on the appraisal and there is a lease in the file starting after the inspection date. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor.
O4QXSESLXQ4	XXXX	XXXX	3	2	2	3	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report was over 60 days old at the time of the Note.  The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and Low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX and the borrower has a qualifying score of XXX. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and Low LTV.
LNHLEBLQCGS	XXXX	XXXX	3	2	3	2	2	2	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report expired 12/16/2023.  The loan approval has an approved exception allowing until 12/22/2023 based on mitigated factors of seasoned investor and low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject is vacant on the appraisal with a lease in the file.  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum credit score of XXX.  The borrowers score is XXX.  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and low LTV.

*** (OPEN) Quality of Appraisal Report Unacceptable - EV 2
COMMENT:   The appraisal (page XX) completed as of XX/XX/XXXX, shows the owner of public record is XXXX XXXX XXXX & XXXXXX XXXX; however, per the title (p.XXX) the property was obtained by XXX X XXXXX on XX/XX/XXXX.  The appraisal should show the correct current owner.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: According to the appraisal, the subject last sold XX/XX/XXXX for $XXX,XXX (p.XX); however, the preliminary title (p.XXX) shows that purchase was not by the borrower and the deed transferred from XXXX XXXX XXX -XXX & XXXXX XXXX, who obtained on XX/XX/XXXX to XXXX X. XXXXXX (also an owner of the entity) on XX/XX/XXXX, four months prior to the subject Note date. The Site X (p.XXX) shows XXXX X. XXXXX obtained the property with a sales price of $X,XXX Per lender guidelines, for a cash out refinance, if the borrower is on title less than 12 months, the value is limited to the lessor of the original purchase price or current appraised value. The lender used the value of $XXX,XXX; however, that was not the original purchase price the borrower paid, the borrower paid $X,XXX. This results in an LTV of XXXX%
ZTV010UR2RZ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject has no lease.  The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and a high FICO

*** (OPEN) Missing Documentation - EV 2
															COMMENT: The loan file is missing evidence of the ownership percentage for the guarantor.
NLP0XOIZ11X	XXXX	XXXX	3	2	3	2	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject was listed for sale within six months. Lender guidelines (p.XX) requires the property to be off the market; however, per the listing agreement dated XX/XX/XXXX (p.XXX) the subject is still listed for $XXX,XXX.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The LTV of XX.XX% exceeds the maximum allowable of XX%.  The loan approval has an approved exception allowing based on the mitigated factors of strong reserves and seasoned investor.

*** (OPEN) Quality of Appraisal Report Unacceptable - EV 2
															COMMENT: The appraisal shows the owner of public record as XXXX XXXX XXXX, LLC while the title (p.XX) shows the current owner as The XXXX XXXX, LLC
ZYW0ERFSVLA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
															COMMENT: The DSCR is .XX. Lender guidelines (p.X) states the minimum DSCR for a Traditional II loan over $XXX,XXX is X.XX. The loan approval has an approved exception allowing due to mitigated factors of high FICO and loan LTV.	*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final Settlement Statement (p.XXX) is not signed by the borrower or stamped by the settlement agent.
DGMMIUEM5QJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The loan file does not contain a VOR for the borrowers primary residence and just has a letter from his landlord stating he pays cash. The loan approval contains an approved exception allowing based on mitigated factors of strong reserves and seasoned business.
SHGX2W3WQF3	XXXX			XXXX		3	1	1	3		1	1
ZHBVQ2FEJPB	XXXX			XXXX		1	1	1	1		1	1
WVPOJ2WCQDA	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
															COMMENT: The borrowers primary housing payment is paid in cash. The loan approval has an approved exception allowing based on a mitigated factor of being a seasoned investor.
UTKTGUEC1PQ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) HOA Certificate - EV 2
COMMENT:   The loan file is missing the HOA Cert.  The loan approval has an approved exception allowing based on the mitigated factor of being a seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX and the borrower has a qualifying score of XXX The loan approval has an approved exception allowing based on the mitigated factor of being a seasoned investor.	*** (CURED) Missing Documentation - EV R COMMENT: The credit report (p.XXX) has a SSN discrepancy, the loan file does not contain a SSN validation.
NGYBX0XF1TP	XXXX			XXXX		1	1	1	1		1	1
PSHBE40RP4E	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Assets are not sufficient to close - EV 2
COMMENT:   The loan file is missing evidence of the funds to close.  The file contains a statement for XXXX #XXXX ending XXXX with a balance of $XXXX.  The EMD check (p.261) came from XXXX#XXXX and the two closing checks (p.393) are bank checks that came fromXXXX in the amount of $XXXX and a XXXX Bank in the amount of XXXX.   Per guidance, VCC requires validation of closing funds which is usually done by ensuring the account the final funds are drawn from are in the borrowers/guarantor’s name.  If the final wire/cashier’s check is from the verified account, VCC considers the funds sourced.  The provided documentation is not sufficient.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The loan approval (p.434) requires six months P&I reserves as a mitigating factor.  The loan file is missing evidence of the sufficient required reserves of $XX,XXX.XX

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The loan file is missing the primary housing payment for XX/XX/XXXX due to being refinanced XX/XX/XXXX with 0x30 for XX/XX/XXXX-XX/XX/XXXX. The loan approval has an approved exception allowing based on mitigated factors of high FICO and seasoned investor.
1ENN4M1EHFN	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   Lender guidelines state the minimum loan amount is $XX,XXX and the subject Note amount is $XX,XXX The loan approval has an approved exception based on mitigated factor of low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines require a minimum FICO of xxx and the borrower has a score of xxx. The loan approval has an approved exception based on mitigated factors of low LTV and seasoned investor.	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Lender guidelines section XX states Title must be fee simple; Leasehold property must have specific approval by XXX prior to lending.  Per the preliminary title (p.XXX), the subject property is a Leasehold estate and the loan file does not have XXX approval.

*** (CURED) Property Issues indicated - EV R
																COMMENT: Per the appraisal, it is unknown if the property has carbon monoxide detectors and the MD, CO detectors are required for rental units. The loan file is missing evidence the property has CO detectors as required.
RNA2XRAWDXY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (p.XX) require the borrower exhibit at least two active major consumer credit and/or mortgage accounts.  The borrower has three active tradelines; however, are small credit cards. The loan approval has an approved exception allowing based on mitigated factor of high FICO.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower lives rent free.  The loan approval has an approved exception allowing based on mitigated factor of high FICO.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The borrower is a first time investor and the LTV is XX%.  Lender guidelines require a X% reduction in the max LTV for first time investors making the maximum allowable of XX%.  The loan approval has an approved exception allowing based on mitigated factor of high FICO.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: Lender guidelines allow a maximum seller credit of X% (p.XX). There is a net equity transfer of $XXX,XXX from the seller. In addition, the seller credit is $XX,XXX (X.XXX%) exceeds X%. The loan approval has an approved exception allowing based on mitigated factor of high FICO.	*** (CURED) Missing Documentation - EV R COMMENT: Per the HUD there was an equity transfer of $XXX,XXX. The loan file does not contain the gift letter for the gift of equity.
EQIOCJVSQTE	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per the final Settlement Statement for the subject (p.XXX), the borrower paid $XXX,XXX to close. The file contains unsigned Estimated Settlement Statements for the concurrent refinances of Units 3 and 4 of the same condo complex (p.XXX-XXX) showing a total cash back to the borrower $XXX,XXX as source of funds. The file is missing the final signed Settlement Statements for the refinances of the other two units to verify the exact amounts that were received.
1FG05HVNJF1	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Title issue - EV R
																COMMENT: The preliminary title (p.XXX) reflects a mortgage obtained XX/XX/XXXX in the amount of $XXX,XXX. The final Settlement Statement does not show this loan paid off. The loan approval (p.XXX) shows this loan closed concurrently with two other loans for other units and the VOM (p.XXX) shows the loan is secured to Unit #2. The final Settlement Statement for the unit #2 refinance showing this mortgage was satisfied is missing from the file.
QGXYZVS03TU	XXXX	XXXX	3	3	2	3	2	3	*** (OPEN) Post-closing Desk Review does not support value at origination - EV 3
COMMENT: The post close Desk Review does not support the value used at origination. The variance is XXXX% with a high risk score.	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg ), citing mitigating factors of low LTV and property condition. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and property condition.
4UPUPCVIQH3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pg 1) allows a max 70% for Traditional II products. The loan closed with a LTV of 72.50%. The file included an approved exception (pg 462), citing mitigating factor of seasoned investor.

*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report reflected a fraud for 7 years, beginning 11.12.2022.  The file did not include evidence the borrower was contacted prior to the extension of credit.  The file did not include an approved exception.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg 57) Purchase transactions without escrow accounts require a paid receipt for the first-year premium, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-I Settlement Statement.  The premium was not paid at closing, the borrower established a monthly payment plan. The file included an approved exception (pg 462), citing mitigating factor of seasoned investor.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg 48) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed 3% of the purchase price or VCC value. The final HUD (pg 234) reflected the seller provided a XXXX credit or 6% of the purchase price. The file included an approved exception (pg 462), citing mitigating factor of seasoned investor.
N0PC1Y3Q2AF	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX. The borrower has a qualifying score of XXX. The loan approval has an approved exception based on mitigated factor of low LTV.
02IIBKAS4YF	XXXX			XXXX		1	1	1	1		1	1
OOFBOBTBRUJ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   Lender did not obtain a VOR for the borrowers primary residence.  The loan approval has an approved exception allowing based on mitigated factor of strong reserves.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Lender guidelines state first time buyers are ineligible for investment 1-unit properties. The loan approval has an approved exception allowing based on mitigated factor of strong reserves.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX two active major tradelines and the borrowers score is XXX and only one active tradeline. The loan approval has an approved exception allowing based on mitigated factor of strong reserves.	*** (CURED) Title issue - EV R COMMENT: The preliminary title (p.XXX) has a judgment by XXXXX in the amount of $X,XXX. and the loan file does not contain evidence this was satisfied.
GSHVMSJV54N	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The matrix (pg X) indicates there are ineligible lending locations nationwide. The file included an approved exception (pg XXX) for state exclusion override, citing mitigating factor of low LTV.
3ME1D1TT03I	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance is a blanket policy.  The loan approval has an approved exception allowing based on mitigated factors of high FICO and Seasoned Investor.

*** (OPEN) Borrower(s)  Flood Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines (p.XX) states flood deductible up to X% is acceptable.  The flood insurance policy (p.XXX) has a deductible of $X,XXX (XX%) exceeding the guideline requirement.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: Lender guidelines state properties that have been recently listed within the past 6 months must: Be off the market (evidenced by expired or canceled listing agreement or commentary within the appraisal supporting a listing cancellation) and; Eligble for Rate and Term refinances only if loan includes a two year prepayment penalty; and value will be based on the lesser of the lowest list price, appraised value, or underwritten value. Per the appraisal (p.XX), the subject is currently listed for sale for $XXX,XXX The loan file does have evidence the listing is removed XX/XX/XXXX (p.XXX); however, the subject is a cash out refinance, which is not allowed.
MBUCT5CFPFH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.
LJBJ1S4XPX4	XXXX			XXXX		1	1	1	1		1	1
D4HRPXCZSA0	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Asset documentation does not meet guideline requirment - EV 2
COMMENT:   The loan file contains a print-out for the XXX XXX #XXX0 account from XX/XX/XXXX-XX/XX/XXXX (p.XXX); however, the printout does not have an account holders name to verify it is the borrowing entity or guarantors account.  There is no evidence in the account of whose account it is or that it is the account the closing funds were wired from.  Provide printout with account holders name.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The hazard insurance is paid thru a payment plan. The loan approval has an approved exception allowing based on mitigated factors of a high FICO.	*** (CURED) Hazard Insurance - EV R
																COMMENT: Lender guidelines state Traditional 2 owner user properties are required to obtain a Business Interruption policy. The loan file does not contain this on the hazard insurance policy.
ATORQ0ALKMS	XXXX	XXXX	3	3	2	3	2	3	*** (OPEN) Post-closing Desk Review does not support value at origination - EV 3
COMMENT: The post close desk review does not support the value at origination. The variance is XXXX with a high risk score.	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum credit score of XXX and the borrowers score is XXX. The loan approval has an approved exception allowing based on mitigated factors of low LTV and property condition.
KSEM4IFIJSO	XXXX			XXXX		1	1	1	1		1	1
ZXKSPTFQIUW	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan application (p.XXX) states the borrower lives at XXX XXXXX XXX XX; however, the borrowers drivers license (p.XXX) and the Certification of Non-Owner Occupancy and Indemnity (p.XXX) says the borrower lives at XXX XXXX XX The loan file does not contain clarification for the discrepancy.
LYLOSEU0TNY	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The contract of sale is not fully executed. It is not signed and initialed by the seller.
5OLJEJ4CCLE	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Final Application is missing - EV R
																COMMENT: The loan file is missing a signed loan application. The file contains the initial loan application (p.XX) and final loan application (p.XXX); however, neither are signed by the borrower.
X2S1OLOWLQE	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Appraisal is 4 months after Note Date - EV 2
COMMENT:   The appraisal dated XX/XX/XXXX is expired at the time of closing.  The loan approval has an approved exception allowing the appraisal to be extended to XX/XX/XXXX based on mitigated factor of low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX. The borrowers qualifying score is XXX. Lender approval has an approved exception allowing based on mitigated factor of low LTV.
V53HFISLF12	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factor of high FICO.
SYES0KOLGQO	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX  The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property XX/XX/XXXX for $X,XXX,XXX and completed rehab in the amount of $XXX,XXX, evidence by the rehab budget and appraisal. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves
C14XW4YULZU	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX and the borrowers qualifying score is XXX The loan approval has an approved exception allowing based on the low LTV.
QOJOGDTWAG3	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Asset do not meet guidelines - EV 2
COMMENT:   Lender guidelines section XX requires acceptable asset verification for checking, savings, or money market accounts includes a Verification of Deposit (VOD) or a recent bank statement.  Per guidance, if the final wire/cashier's check is from the verified account, XXX considers the funds sourced.  The loan file contains verification of two accounts, XXXX XXXX #XXX (p.XXX) and XXXXX XXXX #XXXX (p.XXX); however, the Wire receipt (p.XXX) says the originating account is a XXXX XXXX account; however, the account number is unavailable.  There is no evidence the final wire is from one of the verified accounts; therefore, not sourced.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   Lender guidelines section XX states a minimum three months P&I reserves are required post-closing for a first time buyer (defined as a borrower who has not owned a commercial property and/or has limited landlord experience, which the borrower is).  The loan file contains two XXXX XXXX accounts with total funds of $XXX,XXX as of XX/XX/XXXX and XX/XX/XXXX.  This is not sufficient to close; therefore, there are no reserves verified.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The loan file is missing evidence the December mortgage was paid on time for XXXX XXXX XX. Per the mortgage statement (p.XXX) the subject is due for XX/XX/XXXX
QQAHJY0SUYN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg X) reflects the minimum loan amount for Multi-family, Mixed Use and Commercial is $XXX,XXX The subject transaction closed with a loan amount of $XX,XXX The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require verification of the borrower’s primary residence. The file does not include evidence of rental history as the borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only. Borrower acquired the property on XX/XX/XXXX for $XX,XXX This was an off market sale according to the appraiser. Property was in disrepair, requiring significant capital improvements. Subsequent to purchasing the property, borrower invested $XX,XXX to bring the property to rentable condition. On XX/XX/XXXX property was placed on the market for sale with an asking price of $XXX,XXX. Listing was reduced to $XXX,XXX on XX/XX/XXXX.Borrower submitted a lease dated XX/XX/XXXX, however the property is physically vacant. The subject loan closed as a cash out refinance. The file did not include an approved exception.
PBO0WX0TV10	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The transaction is a cash out refinance and the property is vacant.  The file included an approved exception (pg XXX) citing mitigating factors low LTV and seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require verification of the borrower’s primary residence. The file did not include a rating for the borrowers primary rental history as the rent is paid by cash. The file included an approved exception (pg XXX) citing mitigating factors low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX) citing mitigating factors low LTV and seasoned investor.

*** (OPEN) Valid ID - Missing - EV 2
															COMMENT: The file did not include Visa/Permanent Resident Card. The file included an approved exception (pg XXX) citing mitigating factors low LTV and seasoned investor.
OEUCOMXFOE1	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pg X) require a minimum DSCR for an Owner User Traditional I products to have a minimum DSCR of X%.  The loan closed with a DSCR of .XX%. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned business.  The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned business.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require verification of the borrower’s primary residence. The file does not include evidence of rental history as the borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned business.
IPKHKJCR1N1	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains a rental lease for the subject property (p.XXX); however, the lease says it is for a X year term starting on XX/XX/XXXX and ending on XX/XX/XXXX.  Additionally, it does not clarify which unit it is for.  It is assumed to be for Unit 1 since the file also contains a lease for Unit 2 (p.XXX)

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Lender guidelines section X.X states XXX requires tax and insurance impounds for all loans.  At the underwriters discretion the insurance impounds may be waived.  The final Settlement Statement does not reflect impounds collected for taxes, insurance or flood insurance.  Per guidelines, tax impounds are required.  The file also does not contain an escrow waiver for the hazard insurance and flood insurance.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The loan file is missing the 12-month payment history for the subject property and for the borrowers primary residence.
AA3B1EOQS0U	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guideline (pg XX-XX) for Traditional loan requires a minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis. The policy does not reflect $2 million general aggregate limit. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and high FICO.
1WVFRPNZIHQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The borrowers credit report reflect a fraud alert for one year, beginning XX/XX/XXXX  The file did not include evidence the borrower was contacted prior to the extension of credit.

*** (OPEN) DSCR Is Not Eligible - EV 2
															COMMENT: The guidelines (pg X) requires a minimum DSCR of X.XX% for Traditional I transactions with a loan amount greater than $XXX,XXX. The loan closed with a DSCR of .XX%. The file included an approved exception (pg XXX), citing mitigating factors of low LTV.
TAPLDVDWYQA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and High FICO.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The final title (pg XXX) reflects amount of insurance as $XXX,XXX The subject loan amount is $XXX,XXX
EEWKGLCVZBL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require verification of the borrower’s primary residence. The file does not include evidence of mortgage payment history for his primary as the note is in his wifes name. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report confirms a mortgage rated XX, XX/XX/XXXX The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves.
HBYYFPV21H4	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
															COMMENT: The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects one active account. The file did not include an approved exception.
R0YXG5IV5DA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Foreclosure History does not meet guidelines - EV 2
															COMMENT: Lender guidelines (p.XX) states if a foreclosure was reported within the 24-month period prior to the credit report date, the loan will be generally considered ineligible. The Site X for XXX XXXX XX reflects foreclosure action XX/XX/XXXX (p.XXX) and cancellation XX/XX/XXXX. The file contains an explanation (p.XXX); however, there is not an approved exception allowing.
OQDJ1LVBHXX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Flood Insurance Requirements (Fail) - EV 2
															COMMENT: The guidelines (pg XX) confirms Flood deductible up to X% is acceptable. The evidence of flood insurance reflects total coverage of $XXX,XXX with a deductible of $XX,XXX or XX%. The file included an approved exception (pg XXX), citing mitigating factors of low LTV.
HWWXY1QVPGR	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of XXX.  The borrower has a score of XXX  The loan approval has an approved exception allowing based om the FICO being lower due to recent auto lates, not mortgage lates.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The subject property payment history from XX #XXXX is missing evidence of the XX/XX/XXXX and XX/XX/XXXX payments to meet the 12 months payments.	*** (CURED) Missing Documentation - EV R
																COMMENT: Site X (p.XXX) shows transfer to the borrower for $X on XX/XX/XXXX with a recording date of XX/XX/XXXX The loan file does not contain a copy of the Deed to determine when the borrower obtained ownership of the subject. If it was XX/XX/XXXX, it is less than 12 months prior and the value used should be the lessor of the purchase price or current appraised value.
0CWAQF2PIP2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Assets are not sufficient to close - EV 2

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (p.XX) require at least XX active major consumer credit and/or mortgage accounts.  The borrower has limited tradelines.  The loan approval has an approved exception allowing based on mitigated factors of low LTV and strong reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The borrower lives XXXX XXXX. The loan approval has an approved exception allowing based on mitigated factors of low LTV and strong reserves.	*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The loan file does not contain the source of funds for closing.  Per the loan approval (p.XXX), the borrower has a XXXX with $XXX,XXX  The file contains a copy of the closing funds check from XXX,XXX (p.XXX) in the amount of $XXX,XXX  Lender guidelines (p.XX) states acceptable asset verification for checking, savings or money market accounts includes a Verification of Deposit (VOD) or recent bank statement.  The loan file does not contain either.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The loan file does not contain the source of funds to meet the required six months P&I ($XX,XXX) reserves requirement per the loan approval.  Per the loan approval (p.XXX), the borrower has a XXXXXX with $XXX,XXX  The file contains a copy of the closing funds check from XXXX (p.XXX) in the amount of $XXX,XXX.  Lender guidelines (p.XX) states acceptable asset verification for checking, savings or money market accounts includes a Verification of Deposit (VOD) or recent bank statement.  The loan file does not contain either.

*** (CURED) Hazard Insurance - EV R
																COMMENT: Lender guidelines (p.XX) requires Traditional 2 Owner User properties to obtain a Business Interruption Policy and contain Law and Ordinance endorsement A. The policy in the file does not contain either.
5ICAEH5XONT	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   Lender guidelines state the minimum loan amount for a SFR is $XX,XXX and the subject Note amount is $XX,XXX.  The loan approval has an approved exception allowing based on the mitigated factor of Low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject is vacant and no lease available.  The loan approval has an approved exception allowing based on the mitigated factor of Low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines require a minimum score of 650 and the borrowers score is 637. The loan approval has an approved exception allowing based on the mitigated factor of Low LTV.	*** (CURED) Missing Documentation - EV R
																COMMENT: The Veri-tax report (p.XXX) shows the social security number was unable to validate and the OFAC status was not available. The loan file does not contain evidence the social security number has been validated.
GIA1PNDMJF3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
															COMMENT: The guidelines (pg XX) are required to obtain a Business Interruption policy. The evidence of insurance does not include business interruption. The file included an approved exception (pg XXX), citing mitigating factor of high FICO.
I5PEDRAE0G1	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg XX) indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties. The evidence of insurance included a coinsurance policy. The file included an approved exception (pg XXX), citing mitigating factors of strong DSCR and seasoned investors.
T3QDPFDTTY0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a X% reduction of the LTV for first time investors.  The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with a LTV of XX%.  The file included an approved exception (pg XXX), citing mitigating factor of strong reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require verification of the borrower’s primary residence. The file does not include evidence of housing history as the borrower XXXX XXX free. The file included an approved exception (pg XXX), citing mitigating factor of strong reserves.
0U2UWUKDUJO	XXXX			XXXX		1	1	1	1		1	1
ACSCSUFKBHE	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a X% reduction of the LTV for first time investors.  The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%.  The loan closed with a XX% LTV. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and strong reserves.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pg X) for Investor 1-4 allow a minimum loan amount of $XX,XXX.  The subject closed with a loan amount of $XX,XXX. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and strong reserves.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg XX) Purchase transactions without escrow accounts require a paid receipt for the first-year premium, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-I Settlement Statement. The premium was not paid at closing, the borrower established a monthly payment plan. The file did not include an approved exception.
3LWF5KAMP1A	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit report incomplete - EV 2
															COMMENT: The credit report has a social security alert reflecting a discrepancy in the social security number (p.XXX) and shows it was ran with the wrong social security number. The social security card (p.XXX) verifies the credit report was ran with the incorrect number. The loan file does not contain a credit report ran with the correct social security number.
DGL0YTFU5UZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of XX/XX/XXXX the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report dated XX/XX/XXXX reflected XXXXX dated XX/XX/XXXX and XX/XX/XXXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.
KY3ERHIEVGV	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The transaction is a refinance and the appraisal reflects the subject property is vacant. The file included an approved exception (pg XXX), citing mitigating factor of low LTV.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower obtained deed to the property on XX/XX/XXXX for $XXX,XXX, per the initial loan application (pg XXX).  The value of $XXX,XXX was used for qualifying purposes.  The file did not include an approved exception.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of XXX The borrowers’ qualifying score is XXX The file included an approved exception (pg XXX), citing mitigating factor of low LTV.	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The guidelines require verification of the borrower’s primary residence. The file does not include evidence of rental history . The loan approval indicates the borrower lives XXXX; however, the file did not include a letter from the owner of the borrowers primary residence. The file did not include an approved exception.
KW4V1YOSZ54	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pgXX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX The file included an approved exception (pg XXX), citing mitigating factor of low LTV.
MDVERYZZAFA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The coverage is insufficient at $XXX,XXX. The loan approval has an approved exception based on the mitigated factor of high FICO.
WENYJXHJBP1	XXXX	XXXX	3	2	3	2	2	2	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months.  The credit report dated XX/XX/XXXX reflected 7 1*0*0 dated XX/XX/XXXX and XX/XX/XXXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment.  The subject was offered for sale on XX/XX/XXXX for $XXX,XXX , per XXXX MLS #XXXXXX The listing is classified as XXX on XX/XX/XXXX. The subject loan closed as a cash out refinance a 12-month prepayment. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT:   Verification of mortgage for XX/XX/XXXX-XX/XX/XXXX were not provided as the note matured XX/XX/XXXX. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Missing Documentation - EV 2
															COMMENT: The subject property is a PUD. The file is missing the PUD documentation.
ETCOG4KYBBC	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months.  The credit report dated XX/XX/XXXXreflected XXXXX dated XX/XX/XXXX and XX/XX/XXXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT:   Subject - note
matured XX/XX/XXXX
lender not taking any
															more pmts.
ONTGOBBDIPO	XXXX			XXXX		1	1	1	1		1	1
J45XY3NC1QL	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines (p.XX) states If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The policy in the file indicates loss of use coverage, but does not indicate it is a Landlord/Rental policy as required.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: Lender guidelines (p.XX) states properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Per the loan approval (p.XXX), the Rurality check failed. The loan approval does not have an approved exception allowing for this.
QSLPOVFIQMH	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The borrower lives XXX. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.	*** (CURED) Title issue - EV R
																COMMENT: The preliminary title reflects a judgment case #XXXXX that must be paid in full and receipt and satisfaction filed. The loan file does not contain evidence this was paid and removed.
QVWAPS3Y3D5	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The insurance is a special/broad form.  The loan approval has an approved exception allowing based on the mitigated factor of being a seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of XXX  The borrowers qualifying score is XXX.  The loan approval has an approved exception allowing based on the mitigated factor of a low LTV.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file is missing the VOM or canceled checks for the subject property to verify mortgage payments were made on time. The borrower obtained the mortgage XX/XX/XXXX (p.XXX) with the first payment due on XX/XX/XXXX (p.XXX). The loan file is missing evidence the payments from XX/XX/XXXX-XX/XX/XXXX were paid in a timely manner via VOM or canceled checks.	*** (CURED) Missing Documentation - EV R
COMMENT:   The SSN verification from Veri-Tax shows the borrower deceased as of XX/XX/XXXX.  The loan file does not address this.

*** (CURED) Credit history does not meet guidelines - EV R
																COMMENT: Lender guidelines (p.XX) states collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $XX,XXX or if the total balance of all accounts is $XX,XXX or less. The credit report has XXX open charge offs with the total balance of $XXX,XXX and the loan file does not have evidence they have been paid.
YZ0QOJ1GDDH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and seasoned investor
KZQ5VLLY5VS	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing the complete rental lease. There is the lease extension (p.XXX) and what is assumed to be the original lease (p.XXX-XXX); however, it is only pages X-X Missing page X and the signature page of the actual rental lease for the subject property.
K1UH0LVMPAU	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) HOA Certificate - EV 2
COMMENT:   The loan file is missing the HOA Questionnaire.  The loan approval has an approved exception allowing based on a mitigated factor of low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX and the qualifying score of the borrower is XXX The loan approval has an approved exception allowing based on a mitigated factor of low LTV.
KIVP3OXW1YS	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The appraisal confirms the property is tenant occupied; however, the borrower indicated leases were not available.  The file included an approved exception (pg  XXX), citing mitigating factor of high FICO.

*** (OPEN) DSCR Is Not Eligible - EV 2
															COMMENT: The guidelines (pg X) requires a minimum DSCR of XX% for Traditional II transactions with a loan amount greater than $XXX,XXX The loan closed with a loan amount of $XXX,XXX and DSCR of .XX%. The file did not include an approved exception.
DVYBCRCC1PQ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
															COMMENT: Per title and appraisal, current owner is XXXXX XXXXX XXXXX. The loan file contains a deed dated the date of the Note transfering ownership from XXXXX XXXXX XXXXX, LLC to XXXXX XXXXX XXXXX, LLC (p.XXX). The loan file does not contain evidence the guarantor is also the owner of XXXXX XXXXX XXXXX, LLC to verify the property has been owned prior to the subject transaction. There is a public information report from the Secretary of State (p.XXX) showing the guarantor as the manager of XXXXX XXXXX XXXXX, LLC; however, no Operating Agreement or other evidence showing he is owner of the LLC.
53NC4ONNVCY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Doc - EV 2
COMMENT:   The loan file is missing a VOM or payment history for the subject property second mortgage with a private lender.  The loan approval has an approved exception allowing based on mitigated factors of a high FICO and property condition.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The LTV is XX% which exceeds the maximum of XX% on loans greater than $XX.  The loan approval has an approved exception allowing based on mitigated factors of a high FICO and property condition.

*** (OPEN) Hazard Insurance - EV 2
COMMENT: Lender guidelines (p.XX) requires if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The hazard policy in the file has loss of use coverage (LOU); however, does not indicate it is a Landlord/Rental policy as required.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the lease for the subject property and per the appraisal, the subject is tenant occupied.

*** (CURED) Missing Documentation - EV r
																COMMENT: The loan file is missing the signed escrow waiver for the hazard insurance and flood insurance.
2NRBLJ5SDEG	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
																COMMENT: The loan file is missing a complete and executed loan application. There is page one only of a loan application (p.XXX) and an unsigned final loan application (p.XXX).
FGE0ODUJINY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg XX), flood insurance, requires Amount of coverage must be equal to or greater than the loan amount OR replacement cost of improvements. The policy reflects coverage amount of $XXX,XXX and does not include replacement cost. Escrows were not collected for the hazard premium at closing as the borrower has a set Payment Plan. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and seasoned investor.
SBMEK2PRXHN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report reflected a fraud for X years, beginning XX/XX/XXXX  The file did not include evidence the borrower was contacted prior to the extension of credit.  The file did not include an approved exception.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The file included XX months of bank statements confirming the borrowers payment history from XX/XX/XXXX -XX/XX/XXXX . The Sitex report for the subject property (pg XXX) reflects foreclosure action was taken XX/XX/XXXX and canceled XX/XX/XXXX The file did not include evidence of the payments for the subject property to confirm payments were no more than XXX during XX/XX/XXXX -XX/XX/XXXX The file did not include an approved exception.
A5UMZ3JRVUB	XXXX			XXXX		1	1	1	1		1	1
T15WLWJDMWY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pg X) requires a minimum DSCR of XX% for Traditional I transactions with a loan amount greater than $XXX,XXX. The loan closed with a DSCR of .XX%. The file included an approved exception (pg XXX), citing mitigating factor of low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The appraisal reflects the subject property is 100% occupied.  The file did not include the leases for the residential units. The file included an approved exception (pg XXX), citing mitigating factor of low LTV.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of XXX, the last 12 months, none in the last XX days. The file included an approved exception (pg XXX), citing mitigating factor of low LTV.
E4NU5S0RIPG	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines require a mortgage or rental history for the borrowers primary residence. The file is missing evidence of XX/XX/XXXX payment. The file included an approved exception (pg XXX), citing mitigating factor of high FICO.
0S11WMEEUXI	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The evidence of insurance reflects an expiration date of XX/XX/XXXX  The annual premium was not paid on the final HUD.  The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT: The guidelines (pg XX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The file did not include an approved exception.	*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing the lease for XXXX XXXX XX. The file included a lease for XXXX XXXX XX and XXX X XXXX. The file did not include an approved exception.
MQVS4UI5JUZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Valid ID - Missing - EV 2
															COMMENT: The borrower is a perm resident alien. The Perm res card expired XX/XX/XXXX . The application for the automatic extension is in the file. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.
TJXIYBXRQUY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Foreclosure History does not meet guidelines - EV 2
COMMENT:   Primary property profile includes open Foreclosure-Notice of Foreclosure Sale dated XXXX. Comp factor: Primary mtg rating on credit shows current and 0X30. The file included an approved exception (pg 300), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT:   The subject property has prospective lease. The file included an approved exception (pg 300), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pg XX) Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population as of 2022 is XXXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The file included a VOM for the subject property, which reflected rolling 60 days late, next payment due XX/XX/XXXX   The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing the final HUD.
FYDEP21ZMQX	XXXX			XXXX		1	1	1	1		1	1
GW30OGYGU3W	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pg XXX) does not include loss of rents.  Additionally, the mailing address and property address are the same.  The borrowers current primary residence is the home next door to the subject  property.  The borrowers lease for their current primary residence expired XX/XX/XXXX .  The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves, seasoned investor.

*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines (pg XX), Past-due, collections and charge off accounts, requires Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $XX,XXX or if the total balance of all accounts is $XX,XXX or less.  The credit report reflects a total of $XX,XXX in charge off and collection accounts.  The file did not contain evidence the charges were paid.  The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves, seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pgXXX), citing mitigating factors of low LTV and strong reserves, seasoned investor.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected one active account, reporting for 2 months. The file did not include an approved exception.

*** (OPEN) ineligible participant in transaction - EV 2
COMMENT:   The matrix (pg X) indicates first time homebuyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time homebuyer, based on section XX.  The borrower is not eligible for the subject transaction. The file did not include evidence the borrower owned prior investment properties. The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg XX) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The file included a verification of rent (pg XXX) was completed by a private individual and canceled checks were not provided. The file did not include an approved exception.
UILUQ42XMY2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   Lender guidelines (pX) requires a minimum DSCR of XXX for Commercial-Traditional II loans greater than $XXXK.  The subject property DSCR is XX.  The loan approval has an approved exception allowing based on mitigated factor of low LTV and being a seasoned investor.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT: Lender guidelines (p.XX) states the max number of late payments in the last 12 months on a mortgage is 1x30. Per the VOM for XXXX XXXX (p.XXX), the borrower has X x30 and X x 60 in the most recent 12 months which exceeds guidelines maximum.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: The loan file is missing evidence the hazard policy is paid in full. The file has an email (p.XXX) stating it is on a payment plan paid current to XX/XX/XXXX. The loan approval does not have an approved exception allowing for the insurance to be paid thru a payment plan.
UIADN4KSPGJ	XXXX			XXXX		3	1	3	1		1	1				*** (OPEN) Hazard Insurance - EV R COMMENT: The file is missing the master HOI. The file did not include an approved exception.
TK23ASEFA20	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan approval and analyst review confirm a Certificate of occupancy is needed as public records still shows prior land use. The file did not include the Certificate of Occupancy.
UCV1IFTSGND	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan approval and analyst review confirm a Certificate of occupancy is needed as public records still shows prior land use. The file did not include the Certificate of Occupancy.
1XVX0CBATE2	XXXX			XXXX		1	1	1	1		1	1
IC3J1RYX3IX	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan approval and analyst review confirm a Certificate of occupancy is needed as public records still shows prior land use. The file did not include the Certificate of Occupancy.
ANIDQ0U0MZF	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The lease in the file (p.XXX) has inconsistencies as the period is XX/XX/XXXX to  XX/XX/XXXX with the right to continue month to month and is marked off there are no occupants and is signed  XX/XX/XXXX  There is a rent check dated  XX/XX/XXXX (p.XXX); however, the appraisal dated  XX/XX/XXXX confirms tenant occupancy, copy of check in the file.  The loan approval has an approved exception allowing based on mitigated factors of high FICO and seasoned investor.

*** (OPEN) Missing Documentation - EV 2
															COMMENT: The loan file is missing evidence of the subject mortgage payments for XX/XX/XXXX
DYCIMODOVTE	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Lien Identified From 3rd Party Report - EV R
																COMMENT: The sitex report for the subject property (pg XXX) reflects a private lien dated XX/XX/XXXX, in the amount of $XX,XXX. The preliminary title, dated XX/XX/XXXX (pg XXX) does not reflect the private lien. The final HUD did not reflect the account was paid. The file did not include evidence the private lien was paid in full.
B5SQCVPJMIY	XXXX			XXXX		1	1	1	1		1	1
LXHMAUKFKBK	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   Lender guidelines (p.XX) require a minimum of three months P&I reserves required post-closing for a First Time buyer, which is defined as a borrower who has not owned a commercial property and/or has limited landlord experience.  The loan file contains one month statement from XXX #XXXX ending  XX/XX/XXXX (p.XXX) showing the EMD coming out and an updated undated printout (p.XXX) from the same account showing a balance of $XXX,XXX and the closing funds being wired from the same account (p.XXX) which evidences sufficient funds to close; however, the loan file is missing evidence of three months ($XXXX) reserves post-close as required.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Lending guidelines state first time buyers are not eligible for investment 1-unit properties.  The borrower is a first time investor purchasing a single family residence.  The loan approval has an approved exception allowing based on mitigated factors of being a seasoned business and strong marketing trends.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: The borrower is a first time investor. Lender guidelines state there is a X% reduction to the maximum allowable LTV for first time investors making the maximum allowable CLTV is XX%. The subject LTV is XX%, which exceeds the maximum of XX% by X%.
JARDB042IM1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The subject property is a refinance and there is no lease. The loan approval has an approved exception allowing based on mitigated factor of property condition and other.	*** (CURED) Entity Evidence of signatory authority - EV R
																COMMENT: Lending guidelines section XX states borrower must provide a copy of the Operating Agreement and/or resolution stating Authorized signor and a complete member list showing all members and managers and their respective ownership interests. The loan file contains a Secretary of State showing the entity is in good standing only (p.XXX); however, is missing the above required documents.
FCQ5XJRFTKV	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX) require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX The borrowers’ qualifying score is XXX The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.
KXF2CJDEWSJ	XXXX			XXXX		1	1	1	1		1	1
1SKQVZJAYC3	XXXX	XXXX	3	2	1	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   Lender guidelines state the minimum loan amount is $XX,XXXand the Note amount is $XX,XXX  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and low LTV.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT: Both properties are located in XXXX locations. The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and low LTV.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lender guidelines (pXX) requires evidence the premium is paid. The loan file contains a billing summary (p.XXX) that states it is being paid on an installment plan and $XXXX is currently due. The loan approval does not have an approved exception allowing.
YBZVRB0V2PX	XXXX	XXXX	3	2	1	3	1	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX,XXX. The value of $XXX,XXX was used for qualifying purposes. The appraisal (pg XX) indicates the second-floor apartment has had $XX,XXX in renovation made to the property after the purchase. The file did not include an approved exception (pg XXX) for value seasoning.
0NOVIJWCD3Y	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor. The file included an approved exception (pg XXX ), citing mitigating factor of seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guideline (pg XX-XX) for Traditional loan requires a minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. The evidence of insurance reflects liability coverage of $500,000 per occurrence with $1 million general aggregate coverage. The file included an approved exception (pg XXX ), citing mitigating factor of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free as the mortgage is in the spouse name alone. The file included 12 months of timely payments made by the spouse. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.
4MG5ZT2A2S3	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Lease Agreement - EV R
																COMMENT: The loan file is missing all pages to the rental lease for XXXX XXXX XX (p.XXX-XXX). The file only has four pages and missing the signature page while all three of the other leases are a total of six pages including the signature page.
41WQW0WYCDJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned investor.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pg X) require a minimum DSCR for Traditional II products to have a minimum DSCR of XXXX%.  The loan closed with a DSCR of .XX%. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of X% or $XX,XXX is acceptable.  The evidence of insurance (pg XXX) reflects a wind deductible  X% of $XXX.XXX, or $XX,XXX, which exceeds the allowed $XX,XXX.  The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned investor.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg XX) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or VCC value. The final HUD (pg XXX) reflected the seller provided a $XX,XXX credit or XXX% of the purchase price. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and seasoned investor.
E5QSSTTHTPL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower has indicated living rent free with family in primary residence. No VOR in file. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong reserves.
F4SRT2PKSJR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit report incomplete - EV 2
															COMMENT: The credit report for XXXX XXXXX has the incorrect DOB of XX/XX/XXXX, should be XX/XX/XXXX. The borrowers last name spelled XXX is incorrect, should be XXXX. The file included an approved exception, citing mitigating factor of seasoned investor.
YRONDMNC3LA	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines (p.XX) require Law and Ordinance endorsement on the insurance for all tranditional II properties.  The insurance does not contain and the file does not have evidence the premium is paid due to being on a payment plan.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   Lender guidelines (p.X) require a minimum DSCR of XXX for commercial traditional II loans over $XXX,XXX The subject has a DSCR of XXX The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject is 36.9% vacant.  The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and low LTV.

*** (OPEN) Missing LLC / Entity Documents - EV 2
COMMENT: Lender guidelines section 8.4 requires a Cert of Good Standing, Corporate Bylaws, and a complete Shareholder, Director and Officer List identifying all shareholders, directors and officers and their respective ownership interests. The loan file is missing the complete Shareholder, Director and Officer List identifying all shareholders, directors and officers and their respective ownership interests.	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																COMMENT: The rent roll (p.XXX) shows XX units with one being vacant; however, the appraisal (p.XX) states the subject consists of a two story industrial/garage building with XX,XXX square fee and a one story garage that was X,XXX square feet. It does not have a breakdown of the units per building.
BGHRAWHQCWX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines require a minimum score of XXX and the borrowers score is XXX. The loan approval has an approved exception allowing based on mitigated factors of low LTV and being a seasoned investor.	*** (CURED) Valid ID - Missing - EV R COMMENT: The borrowers driver's license in the file expired XX/XX/XXXX and the loan closed XX/XX/XXXX
AQOTRBUF2LW	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The loan application (p.XXX) reflects the borrowers primary residence as XXXX XXXXX XX, XXXXXX, XX XXXXX and the Certification of Non-Owner Occupancy and Indemnity form (p.XXX) and Drivers license (p.XXX) have the borrowers principal residence listed as XXX XXX, X,X XXXX.  There is no clarification for the discrepancies.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The loan file is missing evidence of the 12/2023 mortgage payment for the subject property. The file has evidence the 11/2023 payment was made (p.371) and the 1/2024 payment was made (p.369); however, missing the 12/2023 payment.
CWBGC1T3OGH	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past 12 months. The primary mortgage history was verified with canceled checks dating XX/XX/XXXX- XX/XX/XXXX (pgs XXX-XXX). The property was purchased XX/XX/XXXX (pg XXX). The file did not include a verification of mortgage from the private lender. The loan file does not include an approved exception for 11 months of mortgage payment history on the primary residence.
VRRWP3USZ53	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject is XX% vacant and $XXk declining market. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and high FICO	*** (CURED) Missing Documentation - EV R COMMENT: The contract states the closing will take place on or before XX/XX/XXXX The loan file does not contain a signed extension.
EXASVC0OUDK	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (pXX) states the borrower must exhibit at least two active major consumer credit and/or mortgage accounts.  The borrower has one active account with a limit of $XXX and  $X balance.  The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The borrower lives rent free. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and low LTV.	*** (CURED) Title issue - EV R
																COMMENT: The preliminary title (p.XXX-XXX) shows there is an open mortgage with XXX XXXX with a loan amount of $XX,XXX in a different parties name dated prior to the borrowers ownership. The loan file does not contain evidence it was satisfied and removed from the title.
HIAROYPULQL	XXXX			XXXX		1	1	1	1		1	1
2PYFH43BD5V	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pg XXX) reflects the borrower has X active account. The file included an approved exception (pg XXX), citing mitigating factors of  strong reserves and low LTV.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and low LTV
PL432WVIB4W	XXXX			XXXX		1	1	1	1		1	1
JLSHDA1F1PO	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT: The guidelines (pg XX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pg XXX) does not include loss of rents. The file did not include an approved exception.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The file did not include a final HUD executed by the borrower or stamped by the settlement agent. The file did not include an approved exception.
NJSZP5R5B4L	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines (p.56)  require a landlord insurance policy containing loss of rents, loss of use or business income coverage.  The hazard insurance is a broad form (DP1 policy) without the required coverage.  The loan approval has an approved exception allowing based on mitigated factor of low LTV.

*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   Lender guidelines require a minimum loan amount of $XX,XXX and the Note amount is $XX,XXX.  The loan approval has an approved exception allowing based on mitigated factors of property condition and low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of XXX.  The qualifying score is XXX.  The loan approval has an approved exception allowing based on mitigated factors of property condition and low LTV.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file is missing a VOM for the subject and per the payoff statement it is next due for XX/XX/XXXX The loan approval has an approved exception allowing based on mitigated factors of property condition and low LTV.	*** (CURED) Title issue - EV R
																COMMENT: The preliminary title reflects the requirement for a release of a UCC Financing Statement in favor of XXXX XX XXX The loan file does not contain evidence the UCC Financing Statement was terminated.
ZJKLQIUEKAS	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg X) indicates minimum loan amount for permanent financing for an investor 1-4 is $XX,XXX The loan closed with a loan amount of $XX,XXX. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The loan file contains a Rent-free LOE (pg XXX) which indicates borrower has no obligation to pay rent. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor.
FLRPVI45XCD	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Title issue - EV R
																COMMENT: The file included documentation of a second lien on the title, sitex and the original mortgage dated XX/XX/XXXX with a maturity date of XX/XX/XXXX The file did not include evidence of the payment history and the final HUD did not include evidence the account was paid. The sitex report does not include evidence of the release of the private lien. The file included an addendum from the title company showing omit XX/XX/XXXX. The file does not include evidence the account was paid in full while the maturity of the loan is still outstanding through XX/XX/XXXX
MJ1FXQ0YYN4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.
1GJ1ADIXS1J	XXXX			XXXX		1	1	1	1		1	1
5TPBZOU1YWG	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) HUD is not fully executed - EV R
																COMMENT: The guidelines (pg XX), Final Settlement requires the final statement to reflect both Borrower and Seller information. The final HUD (pg XXX) only provides the buyer information. The file did not include an approved exception.
V2RJEYB1E5J	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines require a X% reduction to the max LTV for first time investors for a maximum allowable LTV of XX% and the subject LTV is XX%. The loan approval has an approved exception allowing based on mitigated factors of high FICO and strong reserves.	*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
																COMMENT: Lender guidelines require three months P&I reserves for first time investors ($X,XXX.XX); however, per the loan approval, the borrower needed to verify six months P&I reserves ($X,XXX.XX) for comp factor to the LTV exception. The borrower has verified assets of $XX,XXX.XX (p.XXX) and paid $XX,XXX,XX to close, leaving reserves of $X,XXX.XX. There is a reserve shortage of $X,XXX.XX
FNYU1M0JTMI	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
															COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX The loan closed XX/XX/XXXX. The file included an approved exception (pg XXX), extending the credit report to XX/XX/XXXX, citing mitigating factors of high FICO and seasoned investor.
NSKNZPA5LHD	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and low LTV.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines require verification of the subject property mortgage history. The file is missing rating for XX/XX/XXXX. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and lot LTV.	*** (CURED) Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo - EV R
																COMMENT: The appraisal reflects property is tenant occupied. The file included a lease for each unit; however, the leases are expired and did not reflect a month to month addedendum.
HVG4YL1VMBY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit report incomplete - EV 2
															COMMENT: The credit report has the incorrect DOB. The loan approval has an approved exception allowing based on mitigated factors of low LTV and seasoned investor.
RP0CTUXVWW4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
															COMMENT: The guidelines (pg X) for Investor 1-4 allow a minimum loan amount of $XX,XXX. The subject closed with a loan amount of $XX,XXX. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.
AHXCGCY4EDP	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The loan file is missing a complete 12 month rent history for the Guarantor. The file contains XX canceled rent checks missing XX/XX/XXXX and XX/XX/XXXX.	*** (CURED) Purchase Contract - EV R
COMMENT:   The loan file is missing the contract of sale for the subject property.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual).  Missing Subsequent Property Inspection - EV R
																COMMENT: The subject property is located in a FEMA disaster area with an incident period of XX/XX/XXXX and the appraisal was completed prior to the incident. The loan file does not contain a post-disaster inspection verifying no damage to the subject.
YND3ZTPD5SR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The transaction is a cash out refinance and the appraisal for property XXX XXX XXX confirmed the property was vacant. The file included a lease for the property dated XX/XX/XXXX; however, the appraisal is dated XX/XX/XXXX and the photos confirm the property is not occupied. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.
O4RMYZLNORQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX) with mitigating factors of seasoned investor and low LTV.
NI5WGQJLNQ1	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (p.XX) requires two active major consumer credit and/or mortgage accounts.  The borrower has two small active accounts only.  The loan approval has an approved exception allowing for limited major tradelines based on mitigated factors of being a seasoned investor and strong reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The loan file does not contain a VOR but lease provided. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and strong reserves. It is to be noted, although there is an approved exception, the loan file does contain a Verification of Rent letter.
DKA2CMLKYRD	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower lives rent free.  The loan approval has an approved exception allowing based on mitigated factor of low LTV.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT: The subject property is vacant with no lease. The loan approval has an approved exception allowing based on mitigated factor of low LTV.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   Lender guidelines section XX states Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The HO6 policy in the file (p.XXX) has loss of use coverage; however, does not indicate it is a Landlord/Rental policy.

*** (CURED) Missing Documentation - EV R
																COMMENT: The final signed Settlement Statement is missing page 2 of 3. The file contains page 1 and 3 only.
PBKPPBWUYBF	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The file is missing evidence of the borrower primary residence rental history for the months, XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX XX/XX/XXXX and XX/XX/XXXX. The file included an approved exception (pg XXX), citing mitigating factors of strong reserves and low LTV.
YYGLI40KK2F	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg XX require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The VOM (pg XXX) reflects X x 30 late payments within the past 12 months [ XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX payments]. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.
FWIQZCAEGR3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject is vacant with a verified lease in the file.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The borrower lives rent free. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.
3M4CUNEYKL4	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject loan is a refinance. The subject appraisal (pg XX) indicates tenant occupied. The loan file contains an executed lease agreement (pg XX) dated from XX/XX/XXXX thru XX/XX/XXXX  The appraisal photos do not reflect the property is occupied.  The file included an approved exception (pg xx), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower has been living at her primary residence for a year rent-free. The loan file contains a LOE from the owner of property indicating borrower lives rent-free. The file included an approved exception (pg xxx), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage.  Additionally, the guidelines (pg XX) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg xxx) reflects loss of use and does not indicate Landlord/Rental policy.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current. The VOM for the subject is documented with the VCC mortgage servicing record (pg XXX) and the full payment history of the loan. The loan matured on XX/XX/and was referred to FC department on XX/XX/XXXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong reserves
KQQ31XN20SU	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file is missing the SItex or property detail report for the subject property.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report (pg XXX) dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT:   The guidelines (pg X), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past 12 months.  The file included a private VOM (pg XXX) for the subject property; however, canceled checks were not provided. The file did not include an approved exception.

*** (OPEN) Verification of Rent - EV 2
															COMMENT: The guidelines (pg XX), Liens held by private lenders require a verification of rent and canceled checks from the borrower for the past 12 months. The file included a private VOR (pg XXX) for the borrowers primary residence; however, canceled checks were not provided.
VAQIFHJOUFC	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines (pgXX) Land Contracts indicates cash out to the borrower is generally not permitted, but must be reviewed case by case. The final HUD (pg XXX), line XXX reflects a Land Contract P/O less first half of taxes in the amount of $X,XXX. The borrower received $XXXXXX in cash proceeds from the loan transaction. The file did not include an approved exception.
NAPQHLUUMER	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report expired XX/XX/XXXXand it shows 1x60 within 12 months.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Property Issues indicated - EV 2
															COMMENT: Per the appraisal, the subject contains window units for heating/cooling which is common for the area. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.
ENKS3YL0VNA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The borrower has been renting for three months and prior primary was rated thru XX/XX/XXXX on the credit report and not for sale. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and having a high FICO.	*** (CURED) Hazard Insurance - EV R
																COMMENT: Lender guidelines (p.XX) states the named insured in each policy must be the owner of the real estate securing the loan with XXX. The borrower is XXXXX XXXXX XX; however, the liability insurance and hazard insurance (p.XXX-XXX) reflect the insured as XXXX XXXX XXX.
XNZ54V1WST5	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) For Traditional loans, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis.  The evidence of insurance reflects liability coverage of $XXXXX per occurence. The file did not include an approved exception.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg 56) wind/hail deductible up to the lesser of 5% or $25,000 is acceptable.  The evidence of insurance (pg 182) reflects a wind deductible of 5% of $1,089,000, or $54,450, which exceeds the allowed $25,000. The file did not include an approved exception.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines (pg 57) Purchase transactions without escrow accounts require a paid receipt for the first-year premium, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-I Settlement Statement. The evidence of insurance reflects a monthly payment plan was established and the final HUD reflects the first month payment was paid. The file did not include an approved exception.
412XFLY1HDN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
COMMENT: Lender guidelines section XX states maximum allowable contribution is X %, not to exceed $XX,XXX. The seller credit on the Sellers settlement statement (p.XXX) is $XX,XXX (X%). The loan approval has an approved exception allowing based on mitigated factor of high FICO.	*** (CURED) Missing Documentation - EV R
COMMENT:   The contract of sale (p.XXX) shows the buyer as XXXXX XXXXX and the loan file is missing and addendum to the contract with the borrower as the buyer.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The file contains the signed Estimated Buyers Statement (p.XXX) and the Estimated Sellers Statement stamped as final by the settlement agent; however, is missing the Final Buyers Settlement Statement signed by the borrower or signed/stamped by the settlement agent.
IUVC0IPJRAK	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factor of low LTV.
0GY1THJZ0BV	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: Lender guidelines (p.XX) state contributions from interested parties may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or XXX value. The final settlement statement has a seller credit of $XXXXX (X%). The loan approval has an approved exception allowing based on mitigated factors of strong marketing trends and seasoned investor.	*** (CURED) Purchase Contract - EV R COMMENT: The contract of sale shows the buyer as XXXX XXXXX. The loan file is missing a fully executed amendment showing the borrower as the buyer.
TRK34ADGWCY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) ineligible participant in transaction - EV 2
COMMENT:   The matrix (pg X) indicates first time home buyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time home buyer, based on section XX  The borrower is not eligible for the subject transaction. The file included an approved exception (pg XX), citing mitigating factor of low LTV.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is XXXX as of 2022.  The nearest city with a population of over $100,000 is XXXX miles away.  The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factor of low LTV.	*** (CURED) Guarantor 1 OFAC Not CLEAR - EV R
																COMMENT: The guidelines (pg XX) reflect the underwriter to require a SSN/OFAC background search. The borrower is a XXXX XXXX; therefore there would be no SSN search; however, a OFAC search can be performed. The loan file does not contain a copy of an OFAC search.
FIETKHBEZDC	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pg X) requires a minimum DSCR of XX% for Owner/User Traditional II transactions with a loan amount greater than $XXXXX  The loan closed with a loan amount of $XXXXXX and DSCR of .XX%. The file included an approved exception (pg XXX), citing mitigating factor of high FICO.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject property is vacant. The file included an approved exception (pg XXX), citing mitigating factor of high FICO.
U3JUFVPFCE1	XXXX			XXXX		1	1	1	1		1	1
5S0BJQZXHFK	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines require Law and Ordinance endorsement for traditional 2 properties and the insurance policy does not have it.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves and high FICO.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guidelines state the maximum allowable LTV is XX% for a first time investor and the subject loan has an LTV of XX%. The loan approval has an approved exception allowing based on mitigated factors of strong reserves and high FICO.
5TJZS0Q4HRM	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   Lender guidelines require a minimum loan amount of $XXXXX and the subject Note amount is $XXXXX.  The loan approval has an approved exception based on mitigated factor of a low LTV.

*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 2
COMMENT:   Lender guidelines (p.XX) states Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs.  Consumer loan: a loan to one or more individuals for household, family, or other personal expenditures. One of the rental leases (p.XXX) reflects the tenant as XXXXX XXXX, who has the same last name as the Guarantor and appears to be family, making it a consumer loan per definition and ineligible.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The borrower has owned the subject property less than 12 months.  The loan approval has an approved exception based on mitigated factor of a low LTV.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance has co-insurance.  The loan approval has an approved exception based on mitigated factor of a seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The borrower lives rent free. The loan approval has an approved exception based on mitigated factor of a low LTV.	*** (CURED) Missing Documentation - EV R
																COMMENT: The borrowers drivers license (p.XXX) issued XX/XX/XXXX states the borrower lives in apartment X of the subject and the loan file does not contain clarification of why his license reflects he lives at the subject property when the loan application and rent XXXX letter in the file states he does not.
B2WNYGVJ5L2	XXXX	XXXX	3	1	3	1	1	1	*** (OPEN) Missing Lease Agreement - EV 3
																COMMENT: The loan file contains lease agreements for Unit X (pg XXX-XXX) and Unit 2 (pg XXX-XXX) where both lease agreements are missing a page that includes clauses #XX,#XX, #XX, and #XX to fully complete the lease agreements on the subject property.
TAEX2VQA01D	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX.  The file included an approved exception (pg XXX) with mitigating factors of low LTV.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XX) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg XX) reflects loss of use and does not indicate Landlord/Rental policy. The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg XX), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past 12 months. The file included a private VOM (pg XXX) for the subject property; however, canceled checks were not provided.
UWPZUAGPGB2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a 5% reduction of the LTV for first time investors.  The maximum LTV allowed for a foreign national is XX%.  The guidelines (pg XX) indicates Foreign Nationals are non-permanent resident aliens who reside in the United States on a temporary basis and have obtained government issued residency documentation.  The file includes documentation to confirm the borrower is has residency through a F1 Visa.  Additionally, the borrowers are first-time investor; therefore the max allowed is XX%.  The loan closed with a XX% LTV.  The borrower is not eligible for the subject transaction. While file included an approved exception (pg XXX), citing mitigating factor of Strong Marketing Trends., the exception is vague and does not include comments on the specific guideline noncompliance.

*** (OPEN) ineligible participant in transaction - EV 2
															COMMENT: The matrix (pg 1) indicates first time home buyers are ineligible for investment 1-unit properties.The guidelines (pg XX), section XX indicates careful risk analysis should be used for a borrower who is purchasing a commercial property for the first time or does not have history of owning real estate. All borrowers must meet the mortgage/rental history requirements. The file includes evidence one of the borrowers previous owned a home and sold the property on XXX however, the second borrower meets the definition of first-time home buyer. The borrower is not eligible for the subject transaction. While file included an approved exception (pg XXX), citing mitigating factor of Strong Marketing Trends., the exception is vague and does not include comments on the specific guideline noncompliance.
FBWMSG4RB25	XXXX			XXXX		1	1	1	1		1	1
Y335AWFPWCX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The subject property was listed on the market within six months. The loan approval has an approved exception allowing based on mitigated factor of low LTV.	*** (CURED) Missing Documentation - EV R
COMMENT:   Lender guidelines (p.XX) states if there is a SSN mismatch or OFAC hit on the credit report, the underwriter is to require a SSN/OFAC background search.  The credit report (p.XXX) has an SSN mismatch and the loan file is missing the SSN/OFAC background search.

*** (CURED) Missing LLC / Entity Documents - EV R
																COMMENT: Per the Operating Agreement (p.XXX), the single member of XXXX is XXXX. The loan file is missing evidence the Guarantor has ownership of XXXX
4CS544QJQYM	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) HOA Certificate - EV 2
COMMENT:   The subject property is a Condo and the loan file does not contain HOA documents (CC&Rs or Questionnaire) for XXX XXX XXXX Association. The file included an approved exception (pg XXX), citing mitigating factors of high FICO, seasoned investor, and strong reserves.

*** (OPEN) Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) Properties that are vacation homes or second homes are considered owner occupied if the borrower or their immediate family use or intend to use the property for more than 14 days. Underwriters must verify past/intended use and be careful to ensure compliance with this guideline. The guidelines (pg XX) indicates Credit extended to improve or maintain (generally a refinance transaction) the rental property is deemed to be for business purposes if it contains more than 4 housing units.  The appraisal, (pg XX) reflects the borrower confirmed the subject property is a second home, which is also utilized as a rental.  The file did not include an approved exception.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The transaction is a refinance and the appraisal (pg XX) reflects the subject is vacant. The file did not include a lease. The file included an approved exception (pg XXX), citing mitigating factors of high FICO, seasoned investor, and strong reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. The loan file contains a mortgage statement (pg XXX) for WFHM for the primary residence with a next payment due date of XX/XX/XXXX and last payment made was on XX/XX/XXXX. The loan file is missing a full 12 months payment history. The file included an approved exception (pg XXX), citing mitigating factors of high FICO, seasoned investor, and strong reserves.
OI04YU5GFFU	XXXX			XXXX		1	1	1	1		1	1
NHJRE1F24O1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (p.XX) states for Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. Borrower(s) with no credit history will be considered on a case-by-case basis.  The borrower has only one trade line.  The loan approval has an approved exception allowing based on mitigated factor of a low LTV.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines (p.XX) states Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The HO6 policy in the file (p.XXX) has loss of use coverage; however, does not indicate the policy as a Landlord/Rental policy

*** (OPEN) Rural Property ineligible - EV 2
															COMMENT: Lender guidelines (p.XX) states Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population of 25,000 or more will not be classified as rural and are eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. Per the loan approval, the subject property failed the ruraliity check and there is no approved exception
14XJWHBIHBW	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The guidelines (pg XX) requires a final settlement statement on all transactions to include both the borrower and seller information. The final settlement statement, stamped by the title agent does not include the seller information.
JFLDJD2XSDO	XXXX	XXXX	3	1	1	3	1	1	*** (CURED) Loan has escrow holdback. No proof it was released - EV R
																COMMENT: The final Settlement Statement reflects a holdback for future advances of $X,XXX. The file does not contain a Holdback Agreement and does not contain evidence of the release of the funds.
BOELFNVR0IF	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX) with mitigating factors of low LTV.
IXB42HJUAMR	XXXX			XXXX		1	1	1	1		1	1
FDCS3UV3QPK	XXXX			XXXX		1	1	1	1		1	1
ZTHY5401CJW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report (pg XXX) reflects the Primary residence is XX days late as of XX/XX/XXXX, and the account is in forbearance. The loan file contains a forbearance letter (pg XXX) from servicer supporting the start date of XX/XX/XXXX for 6 months, and a LOE (pg XXX) from the borrower indicating the reason for the forbearance is due to his employer unable to pay him. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong marketing trends.
UT1HEHMU12G	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
															COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with aXX% LTV. The file included an approved exception (pg XXX), citing mitigating factor of high FICO and strong reserves.
WAAIS1Y5MKS	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject transaction is a cash out refinance.  The appraisal confirms the subject property is vacant. The file includes a lease reflecting a commencement date of XX/XX/XXXX; however, the end date is not reflected on the lease. Additionally, evidence of the security deposit collected was not obtained. Lastly, the lease reflects the landlord as XXXX.  The file did not include documentation to confirm the landlord is the borrower.  The file did not include an approved exception.

*** (OPEN) Property Issues indicated - EV 2
COMMENT:   The appraisal, pg XX includes a note stating no utilities were in service on the day of the appraiser's inspection. Therefore, plumbing/electrical/and heating/cooling systems were not checked for functionality. The file did not include evidence the utilities were in service and the plumbing/electrical/and heating/cooling systems were checked for functionality. The file did not include an approved exception.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT: The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXXXXXX. The value of $XXXXXX was used for qualifying purposes. The file did not include an approved exception.	*** (CURED) Missing Documentation - EV R
COMMENT:   The Cert of NOO reflects an address of XXX XXXX XX XXX.  The photo Id issued XX/XX/XXXX reflects an address of XXXX XXX XX XX .  The file did not include a LOE addressing the discrepancy. The file did not include an approved exception.

*** (CURED) Hazard Insurance - EV R
																COMMENT: The guidelines (pg XX) requires The named insured in each policy must be the owner of the real estate securing the loan with XXX and/or any XXX affiliates named as additional insured. The evidence of insurance (pg XXX) reflects the insured name as and individual of XXXX XXXX and XXX XXXXX. The loan closed in the name of XXX XXXX, dated XX/XX/XXXX , with XXXX XXXX asTrustee. The file included the Trust documents, however, XXXX XXXX is not an individual associated with the Trust. The file did not include an approved exception.
4ZRTG5ZUGKW	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) Lender Approval - EV R COMMENT: The loan file is missing the lenders approval.
IXJTOPEXXWL	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of XXX and the borrowers qualifying score is XXX  The loan approval has an approved exception allowing based on mitigated factors of low LTV and being a seasoned investor.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: Lender guidelines section XX states 1-4 Tenant Occupied: Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The hazard insurance policy (p.XXX) reflects Loss of Use coverage but the policy does not indicate it is a Landlord/Rental policy as required.
TLQXEVN1WYN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) for investor 1-4 properties general liability insurance, $XXXXX is acceptable for the general aggregate limit. The loan file contains (pgs XXXX) six of the seven insurance policies with general liability coverage of $XXXX. The file included an approved exception (pgXX), citing mitigating factor of seasoned investor.

*** (OPEN) Appraisal is 4 months after Note Date - EV 2
COMMENT:   The guidelines indicate an appraisal report is valid for six (6) months from the date of valuation.  The six appraisals dated XX/XX/XXXXand XX/XX/XXXX expired on XX/XX/XXXX. The subject note date is XX/XX/XXXX The only appraisal in the file within the 6 months date is for XXXX XXXX, which is dated XX/XX/XXXX The loan file did not have an approved exception.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The transaction is a refinance and the appraisals (pgs XX) for XXX of the XXX properties are vacant. The file does not contain a current lease for these XXX properties. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. The StieX (pg XXX) shows the borrower's primary residence has a mortgage that is only in the spouse's name. The loan file did not contain any documentation to verify primary residence mortgage. T. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix reflects the max LTV for a 1-4 investor loan is XX%. The subject loan closed with a XX% LTV. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The subject property has a private mortgage that has matured. The file is missing documentation to confirm the required monthly amount for each individual property. The file included evidence of monthly payments made to the private lender; however it cannot be confirmed the payments for the X properties included in the refinance. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.
A40OSYRVLFG	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX), Hazard Insurance II, requires the property must be covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm.  The evidence of insurance does not confirm wind coverage.  Additionally, the address for the policy shows XXXX only.  The policy does not include all property numbers XXXX and XXXX. The file did not include approved exception.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX  The loan closed XX/XX/XXXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The file included leases for the subject property; however, the leases are not executed by the landlord and/or tenant.  The subject property is XXX% vacant. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines (pg XX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. For XX subject mortgages, irregular payment dates & payment amounts, with multiple XXXXX day late over last 12 months. XX payoff demands show paid current. The file included an approved exception (pg XX), citing mitigating factors of low LTV and seasoned investor.
0A3QAOVIOQQ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The borrower currently lives rent free. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.
QKKSPSGWYBW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The subject transaction is a purchase of a Traditional I property.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception (pg XXX), citing mitigating factors of high FICO and seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg XX) require the property must be covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. The evidence of insurance does not include wind and hail coverage. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and seasoned investor.
IAMQRDFI54Z	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Title issue - EV 2
COMMENT:   Per the appraisal, the subject property is leasehold.  Lender guidelines section XXstates leasehold property must have specific approval by XX prior to lending.  The HOA Questionnaire (p.XX) does not have the unit number.  The loan approval has an approved exception allowing based on mitigated factor of low LTV.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT:   The loan file contains only a partial VOM on the subject property (only thru XX/XX/XXXX for XXX mortgages) and payment shock.  The loan approval has an approved exception allowing based on mitigated factor of a high FICO.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   Lender guidelines section XX states a minimum of three months P&I reserves are required post-closing for first time buyers which would be required reserves of $XXXX  The loan file does not contain any assets to verify the borrower has the required reserves.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines (p.XX) states landlord insurance policy containing loss of rents, loss of use or business income.  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The policy in the file (p.XX) states loss of use; however, does not indicate a Landlord/Rental policy.

*** (OPEN) Ineligible Borrower - EV 2
															COMMENT: The borrower has no history of ownership as he obtained ownership of the subject property on the day of closing; therefore, the borrower is a first time investor. Lender guidelines state first-time buyers are ineligible for investment 1 unit properties making the subject property ineligible
UWSGSTALZNH	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines state the minimum required score is XXand the qualifying score for the subject loan is XXX The loan approval has an approved exception allowing based on mitigated factor of low LTV.	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Lender guidelines section XX states for a cash out refinance on a recent purchase (less than 12 months), the value estimate is limited to the lessor of the original purchase price or the current appraised value.  Per the Site X, the property was owned by XXXX and XXXX XXXX as of XX/XX/XXXX, which is less than 12 months prior to the Note. There is no evidence in the file of what the property was purchased for.

*** (CURED) Title issue - EV R
																COMMENT: The Site X (p.XXX) and Appraisal (p.XX) show the subject is owned by XXXXX & XXXXX; however, the preliminary title dated XX/XX/XXXX shows owned by XXX. The preliminary title does not have a chain of title to verify when XXX acquired and the file does not have a copy of the deed showing the property is owned by XXX, at the time of the Note.
3GE1MPU3CGR	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) for Blanket Policies reflect the borrower may comply with the above requirements through the use of a blanket or package policy (or policies) of insurance covering the property and other properties and liabilities of the borrower, provided that the property is listed and identifiable in the policy, there is a mortgagee clause, naming XXX as additional insured, that is specifically applicable to the property, all other requirements above are satisfied, and the policy must have an amendment (e.g. ISO CG 2504) that will ensure that the aggregate limit of insurance will apply separately to each covered property, including the property, that is subject to a mortgage or deed of trust held by XXX. The loan file contains an evidence of property insurance (pg XXX) and a certificate of liability insurance (pg XX), where the liability insurance is missing the amendment that ensures the aggregate limit of insurance will apply separately to each covered property listed on the policy. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT:   The guidelines (pg 40) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The credit report reflected a mortgage history for 19 months and date of last activity through 10.2023.  The file did not include evidence of the primary residence for 11.2023-2.2024.  The file did not include an approved exception.

*** (OPEN) Credit Report expired - EV 2
COMMENT: The credit report dated 12.12.2023 expired 2.10.2024. The loan closed XX/XX/XXXX. The file included an approved exception (pg 263), citing mitigating factors of seasoned investor and strong reserves	*** (CURED) Purchase Contract - EV R
																COMMENT: The purchase contract reflects the buyer as an individual. The loan closed in the name of an entity. The file did not include the updated addendum showing vesting of the contract to the entity.
2YKJNLGC021	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expire X/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pg XXX), extending the credit through XX/XX/XXXX citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The evidence of insurance is a blanket policy, reflecting coverage of XXX properties. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The credit report reflected a mortgage history for XX months and date of last activity through XX/XX/XXXX The file did not include evidence of the primary residence for XX/XX/XXXX. The file did not include an approved exception.	*** (CURED) Purchase Contract - EV R
																COMMENT: The purchase contract reflects the buyer as an individual. The loan closed in the name of an entity. The file did not include the updated addendum showing vesting of the contract to the entity.
TUETIGUQEHS	XXXX			XXXX		1	1	1	1		1	1
42D2MWACRF5	XXXX			XXXX		1	1	1	1		1	1
2JEGS2QF5E5	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg XX) require Mortgage payment histories must be verified for the past 12 months on the subject property and the borrower’s primary residence. The file included a VOM from a private lender for the payment history of the subject property; however, did not include canceled checks . Additionally, the XX/XX/XXXX payment for the borrowers primary residence was not documented. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and high FICO.
BYC5GGVJSQP	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg 40) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factor of seasoned business.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXXXX and adding $XXXXX of repairs/updates to the property per the project cost detail (pg XXX), for a total acquisition cost of $XXXXX. The value of $XXXXXX was used for qualifying purposes. The file did not include an approved exception

*** (OPEN) Missing Lease Agreement  - EV 2
															COMMENT: The lease is incomplete. The lease item #5 reflects rent in the amount of $XX payable in advance. Additionally, the lease is missing pages, the lease jumps from item #5 to item # 38. The file included an approved exception (pg XX), citing mitigating factor of seasoned business.
NZKKMNL0GOP	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected one active revolving account. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraiser indicated the property was listed for sale XX/XX/XXXX for $XXXXXX DOM X the listing expired XX/XX/XXXX The file did not include evidence of the cancellation. The subject loan closed as a cash out refinance with a 12-month prepayment. The file did not include an approved exception	*** (CURED) Mortgage missing / unexecuted - EV R
																COMMENT: The file included an executed mortgage for property XXX XXXX XXt. The subject property is XXX XXXXX The file is missing the executed mortgage for the subject property.
J1WQDIWLO1A	XXXX	XXXX	3	2	3	2	2	2	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected one active revolving account. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT: The guidelines (pg X) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraiser indicated the property was listed for sale XX/XX/XXXX for $XXX, DOM X, the listing expired XX/XX/XXXX The subject loan closed as a cash out refinance with a 12-month prepayment. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.	*** (CURED) Mortgage missing / unexecuted - EV R
																COMMENT: The file included an executed mortgage for property XXX XXXXX The subject property is XXX XXXXX. The file is missing the executed mortgage for the subject property.
HOS03DSERTR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The file is missing evidence of the payment made for XX/XX/XXXX. The file included an approved exception (pg XXX), citing mitigating factors of high FICO, strong reserves and seasoned investor.

*** (OPEN) Credit Report expired - EV 2
															COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX The loan closed XX.XX.XXXX. The file included an approved exception (pg X) extending the expiration 6 days to XX/XX/XXXX, citing mitigating factors of high FICO, strong reserves and seasoned investor.
X0QXWEZ3SDY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2 COMMENT: The credit report expired XX/XX/XXXX and the Note is dated XX/XX/XXXX There is no exception allowing for an extension.	*** (CURED) Lender Approval - EV R
COMMENT:   The loan approval reflects the subject property as a rate/term refinance; however, the final Settlement Statement (p.XXX) shows a payout of $XX,XXX to XXXX XXXX, $XX,XXX to XXXX XXXX and $XX,XXX to XXXX XXXX and the payoff of an XXX loan of $XX,XXX.  Lender guidelines section XX states Cash-out is defined as any amount paid out of settlement proceeds that are not applied to valid loans secured by the subject property or acceptable closing costs. It appears the loan is a cash out refinance transaction.  The loan file is missing a loan approval with the correct loan purpose.

5GO3MPTFRLK	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   The matrix indicates the max loan amount for 1-4 Investor is $XXXXX The subject loan amount is $XXXXXX. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is XXXX as of 2020.  The nearest city with a population of over 100,000 is XXXX miles away.  The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg XX) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or VCC value. The final HUD (pg XXX) reflected the seller provided a $XXXXX credit and $XXXXX from buyers agent or X% of the purchase price. The file included an approved exception (pg XX), citing mitigating factors of low LTV and seasoned investor.
SAS1UY2BIKT	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The final lenders instructions are not executed by the borrower.

*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. One of the three borrowers lives rent free. The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: es (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The primary mortgage history reported on the credit report reflects a date of last activity of XX/XX/XXXX. The file did not include evidence of the XX/XX/XXXX payments.. The file did not include an approved exception.
YRWPOZFU2TU	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
COMMENT:   The transaction is a purchase of a mixed-use property that is currently vacant. The appraisal (pg X) reflects the borrower intends to occupy the commercial space and lease out the apartment; however, the appraiser indicated an attempt was made to confirmed there was not an existing permit and there is no residential rental license issued at the time of the appraisal. The file included an approved exception (pg X), citing mitigating factors of  strong reserves.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The guidelines (pg X), Liens held by XXX XX require a verification of mortgage and canceled checks from the borrower for the past 12 months. The file included a bank screen printout (pg XXX) which indicates a payment of $XXX was made on XX/XX/XXXX The file does not contain a VOM from the current lien holder to confirm the monthly amount required to be paid and evidence the account is current.
DB5X0N5IPWR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower has been living at her primary residence for X years rent-free. The loan file contains a LOE (pg XXX) from the owner of property indicating borrower lives rent-free. The file included an approved exception (pg XX), citing mitigating factors of low LTV and seasoned investor.
Q32IGJLSYNM	XXXX	XXXX	2	2	1	2	1	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines (pg X) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraiser confirms the property was listed XX/XX/XXXX for $XXXX , Taken Off-Market on XX/XX/XXXX at $XXXXX The subject loan closed as a cash out refinance. The file included an approved exception (pg XXX ), citing mitigating factor of seasoned investor.
Z2VKXKRYLWM	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The borrower is a foreign national. The max allowed LTV for foreign national transaction is XX%. The loan closed with a XX% LTV. The file included an approved exception (pg XXX ), citing mitigating factor of strong reserves.	*** (CURED) Guarantor 1 OFAC Not CLEAR - EV R
																COMMENT: The guidelines (pg XX) reflects underwriter to require SSN/OFAC background search. The borrower is a foreign investor with no SSN. The loan file does not contain an OFAC search.
J55BG4HM1LF	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg X) requires the borrower to obtain a Business Interruption policy.  The evidence of insurance does not include business interruption. The file included an approved exception (pg X), citing mitigating factor of LTV.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pg X) requires a minimum DSCR of X% for Owner/User Traditional II transactions with a loan amount greater than $XXX0.  The loan closed with a loan amount of $XXXXX and DSCR of X%.  The file included an approved exception (pg X), citing mitigating factor of LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject property is X% vacant.  The file included an approved exception (pg X), citing mitigating factor of LTV.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file did not include an approved exception.
PFGT5PGW2M1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: The borrower lives rent free. The loan approval has an approved exception allowing based on mitigated factor of strong reserves.	*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
																COMMENT: The loan approval (p.XXX) states the borrower will retain XX months P&I ($XXXX) after close of escrow and there is an approved exception using the strong reserves as the mitigated factor. The borrower has verified reserves of $X,XXX.XX; which is a shortage of $X,XXX.XX
FBX5TTKJFM2	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg 34) require a minimum credit score of X. The borrowers’ qualifying score is X The file included an approved exception (pg X) with mitigating factors of low LTV.
T1I2W3BEIQ1	XXXX	XXXX	3	2	2	3	2	2	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg X) require a minimum credit score of X.  The borrowers’ qualifying score is X.  The file included an approved exception (pg X), citing mitigating factors of property condition and low LTV.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines (pg X) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXXX.XXThe value of $XXXXX was used for qualifying purposes. The file included a schedule of improvements (pg XX) in the amount of $XXXXX which were made to the property after the purchase. The file did not include an approved exception.
ZQMITFJFDST	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The file included mortgage statements to confirm the payment history for the borrowers primary residence (pgs XXX-XXX); however, the statements to do not confirm payments made for XX/XXXX and XX/XXXX. The file did not include an approved exception for the missing payments.
ZWVRCV3GAEF	XXXX			XXXX		1	1	1	1		1	1
MB2KB3Q35JP	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
															COMMENT: The transaction is a refinance. The loan file is missing a copy of the commercial lease for the one of the buildings and a long term lease for the apartment. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and seasoned investor.
TPGGPKD2A0J	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrowers’ qualifying score is XX The file included an approved exception (pg XXX) with mitigating factors of seasoned investor and strong reserves.
4SI2FYTVCA1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of X% of loan amount or $XXXX of is acceptable.  The evidence of insurance (pg X) reflects a wind deductible of X% of $XXXXX, or $XXXX, which exceeds the allowed $XXXXX The file included an approved exception (pg XXX), citing mitigating factors of high FICO, seasoned investor, and strong reserves.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pg X) require a minimum DSCR for Traditional II products to have a minimum DSCR of XX%.  The loan closed with a DSCR of .XX%. The file included an approved exception (pg XXX) citing mitigating factors of high FICO, seasoned investor, and strong reserves.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.Traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XXX), citing mitigating factors of high FICO, seasoned investor, and strong reserves.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT: The appraisal (pg XX) indicates the subject property is XX% leased. There areX units out of the X that have no current lease agreements. The loan file does contain copies of the seller lease agreements (pgs XXX) for each unit; whereas 4 units have remaining current terms of their lease, and the other three have expired and no documented extensions. The loan file contains a copy of the seller’s rent roll (pg X). The file included an approved exception (pg X), citing mitigating factors of high FICO, seasoned investor, and strong reserves.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The loan approval requires 6 months of PI ($XX,XXX.XX) reserves due to the DSCR outside of guidelines. The file included evidence of assets from XXX #XXXX reflecting a final balance of $XXX,XXX.XX  The final HUD reflects final cash to close in the amount of $XXX,XXX,XX. The loan approval reflects the borrower is refinancing a property (loan XXXXXX) for the additional funds to close. The file is missing the final HUD to document the required funds to close.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The loan approval requires X months of PI ($XX,XXX.XX) reserves due to the DSCR outside of guidelines. The file included evidence of assets from XXX #XXXX reflecting a final balance of $XXX,XXX.  The final HUD reflects final cash to close in the amount of $XXX,XXX.XX. The loan approval reflects the borrower is refinancing a property (loan XXXXXXX) for the additional funds to close. The file is missing the final HUD to document the required funds to close required reserves.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The guidelines (pg XX), Final Settlement requires the final statement to reflect both Borrower and Seller information. The final HUD (pg XXX) only provides the buyer information. The loan file does not include an approved exception for this.
SAULL4Q1J2L	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower has been living at her primary residence for 5 years rent-free. The loan file contains a LOE (pg X) from the owner of property indicating borrower lives rent-free. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg X) require a minimum credit score of X. The borrowers’ qualifying score is X. The file included an approved exception (pg X) with mitigating factors of low LTV.
4LFJJI2PKVN	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg X) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The subject property is documented with a copy of the payoff demand XX #X (pgX), forbearance docs due to COVID (pgs X) dated XX/XX/XXXX an account screen shot from borrower (pg X), an account screen shot (pg X) showing monthly rent payments received, and bank receipts for monthly payments made to mortgage dated XX/XX/XXXX (pgs X). The loan file does not have a full 12 months documented for subject. The file included an approved exception (pg X), citing mitigating factors of high FICO.
RE1EZAXLM4T	XXXX	XXXX	3	2	3	1	2	1	*** (CURED) Verification of Mortgage (VOM) - EV 2
															COMMENT: he guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The property had X mortgages paid at closing; however, the file only contained payment history for one mortgage. The file is missing evidence of payment for the account payable to the Trust. (pg X) The file did not include an approved exception.
CSYAS2JAL0I	XXXX			XXXX		1	1	1	1		1	1
ZX3HHBQ5LUB	XXXX	XXXX	3	2	2	3	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The insurance is a basic form/blanket policy endorsement.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines state collections or charge off accounts do not need to be paid off if the balance of an individual account is less than $XXXXX.  The borrower has a single charge off account for $XXXXX that was not paid.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Lease is missing for one unit.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Subject or Comp Photos are missing or illegible - EV 2
															COMMENT: The appraisals are missing some photos. The appraisal for XXX XXXX states it is a X family; however, the kitchen for the third unit (p.X) does not have any appliances and the appraisal for X shows the second kitchen; however, there are not appliances (p.1X).
V5OBDNG34LH	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines section X requires Law and Ordinance endorsement A for traditional 1 and 2 properties.  The hazard insurance does not contain this.  The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT: Lender guidelines (p.41) states the max mortgage lates is 2x30 or 0x60 in the last 24 months. The borrower is Xand X on X loans in the last 24 months. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and strong reserves.	*** (CURED) Title issue - EV R
																COMMENT: The preliminary title (p.XXX) has a lien from the City of XXXX XXXX in the amount of $XXXX. This was no paid on the HUD and the loan file does not contain evidence this was satisfied.
UQNMEA1S4GX	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The transaction is a cash out refinance.The appraisal confirmed 3 of 4 total subject units are vacant.  XXXX (SFR), XXXX(SFR) and XXXX (SFR). The file included an approved exception (pg XXX), citing mitigating factors of low LTV and High Fico.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require verification of the borrower’s primary residence. The file does not include evidence of rental history as the borrower lives rent free. The file included an approved exception (pg XX), citing mitigating factors of low LTV and High Fico.

*** (OPEN) Number of Collections exceed guidelines - EV 2
COMMENT:   The guidelines (pg X), Past-due, collections and charge off accounts, requires Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $XXXX or if the total balance of all accounts is $XXXXX or less. The credit report reflected the borrower had X collections reflecting a total of $XXXXX  The file included evidence proof of payoffs. The file included an approved exception (pg XX), citing mitigating factors of low LTV and High Fico.

*** (OPEN) Value used by lender not supported - EV 2
															COMMENT: The guidelines (pg X) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. Two of the X subjects, XXXX XXX and XXXX XXXX were transferred to the borrower XX/XX/XXXX The appraised value was used for qualifying purposes.
MYQ3ENBUK1E	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require verification of the borrower’s primary residence. The file does not include evidence of the borrowers mortgage payment history. The property is under a family member, there is no rating for the borrower. The file included an approved exception (pg X), citing mitigating factor of low LTV.
RYYR1VTLLIG	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
															COMMENT: The guidelines (pg X) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects one authorized user account. The file included an approved exception (pg X), citing mitigating factors of low LTV, seasoned investor and strong DSCR.	*** (CURED) Hazard Insurance - EV R COMMENT: The liability insurance does not reflect the subject property of XXXX. The liability insurance reflects coverage for property XXXX and XXXX XX XXX XXXX.
EPG2Z0BY1GK	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg X) indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties.  The evidence of insurance included a coinsurance policy.  The file included an approved exception (pg X), citing mitigating factors of high FICO.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg X) wind/hail deductible up to the lesser of 5% or $25,000 is acceptable. The evidence of insurance (pg 171) reflects a wind deductible of 5% of $XXX, or $XX which exceeds the allowed $XXX The file did not include an approved exception.
AOI2BMK5VG0	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance was not paid at closing and is paid on a payment plan.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The borrower does not have a primary housing payment as the mortgage is under spouses name. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.	*** (CURED) Missing Title evidence - EV R COMMENT: The loan file is missing the complete preliminary title. The file contains the Schedule A only (p.XXX).
FBUV23ERTK1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines require Law and Ordinance endorsement A for traditional 2 property types.  The insurance policy does not have this.  The loan approval has an approved exception allowing based on mitigated factor of low LTV.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   Lender guidelines minimum loan amount for commercial properties is $XXX and the subject loan amount is $XXX  The loan approval has an approved exception allowing based on mitigated factor of low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of XXX and the qualifying score is XXX The loan approval has an approved exception allowing based on mitigated factor of low LTV.

*** (CURED) Credit Report expired - EV R
															COMMENT: The credit report expiration date is XX/XX/XXXX(p.X); however, the Note is dated XX/XX/XXXX. The credit report was expired at the time of the Note.
KAHOSJS0PVW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The subject property is located in rural area. The file included an approved exception (pg X), citing mitigating factor of low LTV.
P4NWRHQRRKQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX The loan closed XX/XX/XXXX The file included an approved exception (pg X), citing mitigating factor of seasoned investor.

*** (OPEN) Credit report incomplete - EV 2
															COMMENT: The credit report for XX XX and XX XX have an incorrect date of birth. The file included an approved exception (pg XX), citing mitigating factor of seasoned investor.
4NW0NSVXGTX	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain wind/hail policy.  The evidence of insurance does not include the law and ordinance endorsement and wind and hail. The file included an approved exception (pg XX), citing mitigating factor of seasoned investors.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The file did not include evidence of a mortgage payment history for the subject for XX/XX/XXXX. The file did not include an approved exception.	*** (CURED) Property Type unacceptable under guidelines - EV R
																COMMENT: The guidelines (pg XX) Collateral we do not lend against: churches (where the sole or predominant use of the property is only as a church). The appraisal reflects the current use is Religious, a mission church. The loan did not include an approved exception.
JPJCO5MDFIA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: Lender guidelines section 7.2 requires Law and Ordinance endorsement "A" for traditional X properties. The hazard insurance does not include this. The loan approval has an approved exception allowing based on mitigated factors of a high FICO.
ZUMMXLPE3Q3	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower lives rent free.  The loan approval has an approved exception allowing based on mitigated factor of high FICO.

*** (OPEN) Assets are not sufficient to close - EV 2
															COMMENT: The borrower paid $XXXXX to close per the final Settlement Statement. The loan file contains a XXX #XXX statement ending XX/XX/XXXX with a balance of $XXXX and an undated screenshot of the same account with a balance of $XXXXX. It is unknown which is the most recent balance as the screenshot is not dated. Additionally, even using the higher balance of $XXXXX sufficient funds to close have not been verified as there is a shortage of $XXXXX
5YDP5FTKMRY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower lives rent free.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines required a minimum score of XXX and the borrowers score is XXX The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.	*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The borrower does not have verified sufficient funds to close.  Per the final CD, the borrower gave an EMD of $XX,XXX and paid $XXX,XXX.XX to close.  The EMD is documented (p.XXX) and the loan file contains only one page of the XX XXX statement #XXX with an ending balance of $XXX,XXX as of XX/XX/XXXX.  The loan file does not have a copy of the closing funds wire or check from this account to verify there was sufficient funds to complete the transaction.

*** (CURED) Missing Documentation - EV R
																COMMENT: The XX XXXX account #XXXX is in the name of X XXX XXXXX. The loan file does not contain documentation verifying the borrower is the owner of this business to verify he has ownership of the funds.
C2PPQYRFOZT	XXXX			XXXX		1	1	1	1		1	1
041KXORVRAE	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines require Law and Ordinance endorsement A for traditional II loans.  The insurance policy does not contain this.  The loan approval has an approved exception allowing based on mitigated factors of high FICO and being a seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance policy binder does not reflect the term of the policy.  It states the effective date of XX/XX/XXXXhowever, does not state how long or an end date to the policy.

*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file contains only one rental lease for the subject three units and per the appraisal (p.XX) it is X% occupied.  The loan approval has an approved exception allowing based on mitigated factors of high FICO and being a seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The borrower lives rent free per LOE in the file. The loan approval has an approved exception allowing based on mitigated factors of high FICO and being a seasoned investor.
5NNXTOSDNFN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The credit report reflected a X account with the date of last activity as XX/XX/XXXX The file did not include evidence of the timely payments for XX/XX/XXXX The file did not include an approved exception.	*** (CURED) Credit report incomplete - EV R
COMMENT:   The credit report, OFAC details (pg XXX) reflects a match to surname and first name. The file did not include evidence the OFAC match was not the borrower.  The file did not include an approved exception.  The file did not include an approved exception.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The final HUD reflected the borrower was required to bring funds to close in the amount of $XX,XXX.  The file did not include evidence of the funds wired or cashier check of the funds to close.

*** (CURED) Purpose does not meet eligibility requirement(s) - EV R
																COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only. The appraisal confirms the property was listed under MRED #XXXXX for $XXX,XXX and has been on the market for XX days. The subject was originally listed for $XXX,XXX and was reduced to $XXX,XXX. The subject is also listed as a multi-unit property under XXXX #XXXXX for $XXX,XXX. The subject was originally listed for $XXX,XXX and was reduced to $XXX,XXX. The file included a MLS listing cancelation dated XX/XX/XXXX. The subject loan closed XX/XX/XXXX as a cash out refinance. The file did not include an approved exception.
VETF3B53DKI	XXXX			XXXX		1	1	1	1		1	1
PIAZPOUJH3U	XXXX	XXXX	3	2	3	2	2	2	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg X) requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. The evidence of insurance does not include loss of rents. The file included an approved exception (pg 269), citing mitigating factors of high FICO, property condition and strong marketing trends.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was X  The file did not include a lease for the subject property.  This is a rural market with no rents available. The file included an approved exception (pg X), citing mitigating factors of high FICO, property condition and strong marketing trends

*** (OPEN) Missing Market Rent / Operating Agreement - EV 2
COMMENT:   The appraisal did not include the market rent.  This is a rural market with no rents available. The analyst review reflects the market rent was waived.  The file did not include an approved policy exception specific to waiving the X

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg X) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment.  The subject property has a current active listing in the MLS at $XXXX The subject loan closed as a cash out refinance with a 12-month prepayment. The file included an approved exception (pg X), citing mitigating factors of high FICO, property condition and strong marketing trends.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines (pg X) Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population as of 2021 is XXXX and the nearest city with population over 100,000 is XXXX miles away. This is a rural market with no rents available, XXXX has approved waving the rental analysis. The file included an approved exception (pg X), citing mitigating factors of high FICO, property condition and strong marketing trends.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The file did not include evidence of payment for the subject property. The file included an approved exception (pg X), citing mitigating factors of high FICO, property condition and strong marketing trends.	*** (CURED) Credit history does not meet guidelines - EV R
																COMMENT: The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report for XXXX reflects the borrower has only one active account. The file did not include an approved exception.
1MJE3ZZGJUU	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg X) require a minimum credit score of X.  The borrowers’ qualifying score is X

*** (OPEN) Valid ID - Missing - EV 2
COMMENT:   The file included a X, which expired XX/XX/XXXX. The title approved closing. The file included an approved exception (pgX), citing mitigating factor of low LTV.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines require verification of the borrower’s primary residence. The file is missing evidence of the payment for XX/XX/XXXX The file included an approved exception (pg X), citing mitigating factor of low LTV.
1XXVL1Z5BKL	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factor of seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg 57) Refinances without escrow accounts require evidence that the first year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with XXXX. The evidence of insurance reflects the expiration date is 1.12.2024. The final HUD did not reflect the premium was paid at closing. The file did not include an approved exception.
AI0HAKTVX14	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the lease forXXXX XXXX XX and the appraisal shows the property as tenant occupied.
DCSIBHXX4T1	XXXX	XXXX	3	1	3	3	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The appraisal reflects the current owner of record as XXXX XXXX.  The borrower is XXXXX XXXX LLC.

*** (CURED) Title Issue - EV R
COMMENT:   The guidelines (pg XX) free and clear properties, requires a 24 month chain of title. The preliminary title did not include a 24 chain of title for the subject property.

*** (CURED) Missing LLC / Entity Documents - EV R
																COMMENT: The preliminary title (pg XXX) item #X includes a note confirming the borrowing entity, XXXXX XXXXX LLC is currently not in good standing with the state of XXXX
IQ11A4QA5G5	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing all pages of the rental lease for the lower unit. The file contains only page 1 and 2 and is not signed by the tenant.
VS1HDVXMCGV	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines state for a cash out refinance owned less than 12 months, the value estimate is limited to the lessor of the original purchase price or current appraised value.  The subject was purchased XX/XX/XXXX (X months prior) for $XXXXX (p.X); however, the appraised value of $XXXXX was utilized to calculate the LTV.  Using the sales price the LTV is XX% which exceeds guideline maximum of XX%.  The loan file does not contain an exception allowing for the use of the higher appraised value.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: Per the appraisal, the subject property is currently listed for sale with a list price of $XXXXX (p.X). Lender guidelines (p.X) states properties that have been recently listed for sale in the past 6 months must be off the market and are eligible for only rate and term refinance with a two year prepayment penalty and the lesser of the list price or appraised value is to be used. The loan file does not contain evidence the listing has been removed. Additionally, the subject is a cash out refinance and only has a one year prepayment penalty; therefore, it does not meet guideline requirements.
B25XTZVAAFY	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the leases for the restaurant and per the appraisal (p.XX), it is under a five-year lease that commenced XX/XXXX.
KM0BAALHY34	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject is a cash out refinance. The property is currently vacant. The file included an approved exception (pg XX), citing mitigating factor of low LTV.
APNZUEM5B5L	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is XXXX as of 2023. The nearest city with a population of over $100,000 is XXXX miles away. The file included an approved exception (pg Z), citing mitigating factor of high FICO.	*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   The file is missing the final executed loan application.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the executed Lenders Instructions.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the executed Unlimited Guaranty.

*** (CURED) Loan Agreement - Exhibit 1 - Missing - EV R
COMMENT:   The file is missing the executed Loan Agreement.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The first lien mortgage is not executed.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The first lien and second lien notes are not executed.

*** (CURED) 2nd Mortgage / HELOC Terms required - EV R
																COMMENT: The file is missing the executed 2nd lien mortgage.
FXT2SLQ2DCC	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
COMMENT:   The transaction is a XXX of a X unit residence.  The file only included X X.  The file is missing the X lease. The file included an approved exception (pg X, citing mitigating factor of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
NE1SIYVPMRR	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg X) require a minimum credit score of X.  The borrowers’ qualifying score is X The file included an approved exception (pg 1), citing mitigating factor of strong marketing trends.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrowers primary residence.  The borrower provided a letter of explanation stating he paid cash for rent in XXX.  The file included bank statements; however, evidence of XX/XX/XXXX and XX/XX/XXXX was not documented. The file did not include an approved exception.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg X) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The file included bank statements to document the borrowers primary residence rental history (pgs X) confirming the borrower was X days X for XX/XX/XXXX and XX/XX/XXXXpayments.  Additionally, XX/XX/XXXX could not be documented as the borrower provided a letter stating they paid cash.  The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The file included bank statements (pgs X) to document the borrowers payment this history for the subject property. The loan was obtained XX/XX/XXXX first payment due would be XX/XX/XXXX. The file is missing evidence of the payment history for months X, X and X The file did not include an approved exception.
3O40TFM4LO5	XXXX			XXXX		1	1	1	1		1	1
DI2VVM3QBLJ	XXXX			XXXX		1	1	1	1		1	1
U54HGRO1W2I	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg X) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed 3% of the purchase price or X value. The final HUD (pg X) reflected the seller provided a $X builder credit or X% of the purchase price. The file did not include an approved exception.
4EIP4RKYPSZ	XXXX	XXXX	3	2	3	1	2	1	*** (CURED) Seller contributions exceed guideline limit - EV R
															COMMENT: The guidelines (pg X) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or X value. The final HUD (pg X) reflected the seller provided a $XXXXX builder credit or X% of the purchase price. The file did not include an approved exception.
QIH20HT2OBD	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg X) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or X value. The final HUD (pg X) reflected the seller provided a $100,000 builder credit and $X in seller credit or X% of the purchase price. The file did not include an approved exception.
JMRZAULRS54	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg X) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or X value. The final HUD (pg X) reflected the seller provided a $XXXX builder credit or X% of the purchase price. The file did not include an approved exception.
CR4ZD3YGUXY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg X), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past 12 months.  The file included a private VOR (pg X for the subject property; however, canceled checks were not provided. The file included an approved exception (pgX), citing mitigating factors of seasoned investor and strong marketing trends

*** (OPEN) Purchase Contract - EV 2
COMMENT:   The transaction included a X lien held by the seller for the amount of $XXXXX  The purchase contract did not include the second lien details.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pg X) Subordinate financing is acceptable on certain transactions. The subordinate financing should have a minimum term of 3 years. The file included the mortgage referencing the note with a X year term; however, the file did not include the executed note and the X lien was not reflected on the preliminary or final title.  The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong marketing trends.

*** (OPEN) Rural Property ineligible - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is XXXX as of 2021. The nearest city with a population of over $100,000 is XXXX miles away XXXX. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong marketing trends.	*** (CURED) Missing legal documents for senior or subordinate lien - EV R COMMENT: The file is missing the second lien note.
WO5KM3FG3Z5	XXXX			XXXX		1	1	1	1		1	1
BBYV4Y2BT2I	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied.  The file did not include lease agreements for the subject property.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg X) require liens held by private parties must be verified with Verification of Mortgage (VOM) and; Cancelled checks from the borrower for the past 12 months. Per the title (pg X), current mortgage to XXXXX, which was then modified on XX/XX/XXXX and assigned to XXXXX on XX/XX/XXXX The loan file (pgsX) contained the 11 months cancelled checks for X for the dates: XX/XX/XXXX missing XXXX. The file also contains payments made to XXX for XXX XXX (pg XXX), XX/XX/XXXX(pg XX), and XX/XX/XXXX (pg X). The loan file is missing the VOM from the private lender XXXX and XXXX.
RVHXCZZQUIY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg X) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file contains a VOR LOE (pg X) indicating the borrower lives rent-free in a family home. The file included an approved exception (pg X), citing mitigating factors of seasoned business.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report is dated XX/XX/XXXX and expired on XX/XX/XXXX. The subject note is dated XX/XX/XXXX. The credit report expired by 1 day. The file did not include an approved exception.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines (pg X) Land contracts indicates cash out to the borrower is generally not permitted, but must be reviewed case by case. The final HUD (pg X) under the miscellaneous section reflects a payoff of land contract to XXXX LLC in the amount of $XXXXX. The borrower received $XXXX in cash proceeds from the loan transaction. The file did not include an approved exception.
P1Q0AUTYABM	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg X) require a minimum credit score of XXX  The borrowers’ qualifying score is XXX  The file included an approved exception (pgXXX) with mitigating factor of seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg X) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report (pg X) dated XX/XX/XXXX reflects the mortgage payment history through XX/XX/XXXX for XXXXX opened XX/XX/XXXX with original balance of $XXX. The loan has reported a X-day late payment within last 12 months XX/XX/XXXX. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
V5Y0LGJDN4P	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg 56) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception (pg 307), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report (pg 512) has the incorrect DOB for the guarantor of 9/29/1982. The driver's license (pg 214) reflects the guarantor DOB is XX/XX/XXXX. The file included an approved exception (pg 307), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The lease agreement (pg X) has been signed by the tenant and not signed by the landlord. The file included an approved exception (pgX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg X) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The loan file (pg X) contains a Rent-free letter for the primary residence. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The guidelines (pg X) require a minimum credit score of X The borrowers’ qualifying score is X.  The file included an approved exception (pg X) with mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg X) require a minimum credit score of X. The borrowers’ qualifying score is X The file included an approved exception (pg X) with mitigating factors of low LTV and seasoned investor.
DRCAXKCMS2O	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The matrix (pg X) Lending locations nationwide. (For ineligible locations, contact your Account Executive for details. The subject property is located in XXX The loan approval (pg XX) indicates the state is excluded. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and high FICO.
BSDVWD4HBZA	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg X) require a minimum credit score of X The borrowers’ qualifying score is X The file included an approved exception (pg X), citing mitigating factors of strong DSCR and low LTV.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is XXXX as of 2021.  The nearest city with a population of over $100,000 is XXXX miles away. The file included an approved exception (pg X), citing mitigating factors of strong DSCR and low LTV.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The file is missing evidence ofXX/XX/XXXX, XX/XX/XXXX rental payments. The file did not include an approved exception.	*** (CURED) Missing Documentation - EV R COMMENT: The final HUD confirms escrows were not collected for the hazard insurance. The file is missing the hazard insurance waiver disclosure.
55L4PDU5PRQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pgX) reflects a maximum allowed LTV of XX%.  The loan closed with a LTV of XX% The file included an approved exception (pg XX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix (pg X) reflects a maximum allowed LTV of X%.  The loan closed with a LTV of XX% The file included an approved exception (pgXX), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg X) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the borrower’s primary residence. The guidelines (pg X) require liens held by private parties must be verified with Verification of Mortgage (VOM) and; Cancelled checks from the borrower for the past 12 months. The loan file (pgs X) contained 12 months of payments made to X a X The payments were made by the XXX XX, which is owned solely by the XX . The credit report (pg X) reflects a X for $XXX with X that is attached to the primary, and reported for 16 months. The loan file is missing the VOM from the XX X. The file included an approved exception (pg X, citing mitigating factors of seasoned investor and strong reserves.
3FO1DT0HI0B	XXXX	XXXX	3	2	3	2	2	2	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg X) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected one credit score with Equifax, confirming a credit history since X and a score with Experian reflecting self reporting accounts added from X  The file included an approved exception (pg XXX), citing mitigating factors of high FICO, strong DSCR and strong marketing trends.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgX If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The file included a verification of rent (pg X) was completed by a private individual and canceled checks were not provided.  The file did not include an approved exception.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT:   The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property.  The file is missing evidence of the subject property payment history.  The file did not include an approved exception.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg X) insurance criteria: An ""all risk"" policy is acceptable on the following forms: DP3, special/broad, Dwelling Fire Form 3, DP-3, or a Proprietary landlord insurance policy from major carrier. The file included an approved exception (pg 241), citing mitigating factors of high FICO, strong DSCR and strong marketing trends.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines (pg X) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraiser indicated the property was listed for X days and canceled XX/XX/XXXX for $XXX The subject loan closed as a cash out. The appraiser indicated the property was listed for X days and canceled XX/XX/XXXX for $XXXX,XXX. The file included an approved exception (pg XXX), citing mitigating factors of high FICO, strong DSCR and strong marketing trends.
GKB5XTGNIL0	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The lender has granted exception for limited open tradelines over $XXXciting mitigating factor of seasoned investor.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT: The guidelines (pg X) indicate a Borrower on title less than 12 months, value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property onXX/XX/XXXXfor $XXXX The value of $XXXXXXX was used for qualifying purposes. The file included a schedule of improvements (pg X) in the amount of $XXXXXXXwhich were made to the property after the purchase. Using the cost of acquisition $XXXXXXresults in a LTV of XXXX%. The file did not include an approved exception.	*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
																COMMENT: The occupancy does not appear to be investor. The borrowers Photo ID , issued XX.XX.XXXX has the same address as the subject property. The borrower purchased the property XX.XXXX. The file included a signed a month to month lease dated XX.XXXX for a condo. The file included a lease for the subject property showing the tenant as a company. Evidence of ownership of the company was not provided. The file did not include a letter addressing why the borrower recently updated her government photo ID to reflect the subject property as their primary residence.
ZQO1TK0OD4A	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit report incomplete - EV 2
															COMMENT: The lender included an approved exception for Limited tradelines as all but one account is an authoried user account. Additionally, the credit report was pulled with the incorrect date of birth. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and low LTV.
FM5SGPRWHKK	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg X) insurance criteria: An "all risk" policy is acceptable on the following forms: DP3, special/broad, Dwelling Fire Form 3, DP-3, or a Proprietary landlord insurance policy from major carrier. The policy is a basic form. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and High FICO.	*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the borrower executed Lenders Instructions.
110V4WVXPF3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a XX% reduction of the LTV for first time investors.  The maximum LTV allowed is X%, the borrower is a first-time investor; therefore the max allowed is X%.  The loan closed with a X% LTV.  The file included an approved exception (pg X ), citing mitigating factors of property condition and strong marketing trends.  It should be noted the property previously sold XX/XX/XXXXfor $XXXXX, the subject purchase price is $XXXXX

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg XX) require a minimum credit score of XXX The borrowers’ qualifying score is XXX The file included an approved exception (pg XX), citing mitigating factors of property condition and strong marketing trends. It should be noted the property previously sold XX/XX/XXXX for $XXXXX, the subject purchase price is $XXXXXX
JMG4JWNI1TN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: The matrix (pg 1) allows a max X% for XXXI products and also requires aX% Reduction of LTV due to 1st time investor for a total max LTV allowed of X%. The loan closed with a LTV of X%. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.	*** (CURED) HUD is not fully executed - EV R
																COMMENT: The guidelines (pg XX), Final Settlement requires the final statement to reflect both Borrower and Seller information. The final HUD (pg XXX) only provides the buyer information.
NWMRBRAL2KR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg X) indicates there are ineligible lending locations nationwide.  The file included an approved exception (pg X) for state exclusion override, citing mitigating factor of seasoned investor and strong reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg X) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the borrower’s primary residence. The borrower has been living at her primary residence for 2 years rent-free. The loan file contains a LOE (pg X) from the owner of property indicating borrower lives rent-free. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong reserves.
KP1EUFZXYHU	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
															COMMENT: The matrix (pg X) reflects a maximum allowed LTV of X%. The loan closed with a LTV of X%. The file included an approved exception (pg X), citing mitigating factors of strong reserves and seasoned investor.
ORSYPQAYEDW	XXXX			XXXX		1	1	1	1		1	1
GPAZ3HOEJEW	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The file included mortgage statements for the subject property payment history; however, XX/XX/XXXX and XX/XX/XXXX statements are missing.
PSPF0PPJ1K2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Per the appraisal (pg X), the subject property is a XX (X sq ft) building consisting of X-units. There is a Xsq ft XBR/XBA XXXthat is currently occupied by a tenant, paying $XXXX per month. The commercial unit is XX sq ft that is currently X This X is X% of the overall GBA of Xsq ft. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The guidelines (pg X) require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pg X) does not reflect the full year premium of $X paid. The loan file contains a payment plan (pg X) with the insurance company with payments starting XX/XX/XXXX- XX/XX/XXXX The file did not include an approved exception.
N051B0QUHJJ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject has a short term lease for X days.  The file included an approved exception (pg X), citing mitigating factors of property condition and marketing trends.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines (pg X) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg X),
LSPLQY4IQFI	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
															COMMENT: The guidelines (pgX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected two accounts with high credit of $XXXX and $XXX. The file included an approved exception (pg XX), citing mitigating factors of high FICO and seasoned investor.
OMGACOFWLS3	XXXX			XXXX		1	1	1	1		1	1
IWCD1L0EM3Y	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines (pg XX) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed 3% of the purchase price or X value. The final HUD (pg X) reflected the seller provided a $XXX builder credit or XXX% of the purchase price. The file did not include an approved exception.
DXJ1DEL33QY	XXXX			XXXX		1	1	1	1		1	1
XRCSC53SBZA	XXXX			XXXX		1	1	1	1		1	1
DHVVI4JJEI1	XXXX			XXXX		1	1	1	1		1	1
3HWBL1BZF11	XXXX			XXXX		1	1	1	1		1	1
L0FEUNRGHBO	XXXX			XXXX		1	1	1	1		1	1
HGTARL2UVVW	XXXX			XXXX		1	1	1	1		1	1
B0NWRSXGWQJ	XXXX			XXXX		1	1	1	1		1	1
F0HKYAMHQSY	XXXX			XXXX		1	1	1	1		1	1
KR5YEL4NWBH	XXXX			XXXX		1	1	1	1		1	1
XR1LX23RIO0	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Please provide documentation on recorded deed(s) - Grant Deed dated XX/XX/XXXX does not list borrowers on Note/Mortgage. Borrowers are individuals:  XXXX X XXXX. and XXXXXX  Deed list the Borrower's business XXXX. A 2nd Grant Deed dated XX/XX/XXXX.  Neither are showing as recorded. Was the XX/XX/XXXX completed and recorded?

*** (CURED) Missing Appraisal - EV R
COMMENT:   Loan requires a secondary review by a third-party appraisal company, due to loan backed by special purpose properties including hotel.

*** (CURED) Missing Doc - EV R
COMMENT:   Missing a Smith Travel Accommodations Report ("STAR" Report)

*** (CURED) Only Estimated HUD in file - EV R
																COMMENT: Missing final Settlement Statement with Settlement Date and Disbursement Date
CM3EFIZAIAS	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit report >4 months old at closing - EV 2
COMMENT: Personal Credit Report is 139 days old, which exceeds guideline max of 120 days from closing. Personal Credit Report dated XX/XX/XXXX- Closing Date XX/XX/XXXX	*** (CURED) Missing Appraisal - EV R
COMMENT:   Missing secondary review by a third-party appraisal company, as required for loan amount above $X,XXX,XXX. Loan amount is $X,XXX,XXX

*** (CURED) Missing Lease Agreement  - EV R
COMMENT:   Missing the tenant signed Amendment to lease for XXXX (XXX) and XXX XXXX XX (XX).  These were to be obtained post closing.

*** (CURED) Title Issue - EV R
																COMMENT: Provide updated title or closing protection letter reflecting the title insurance amount
DX3S0RWDFAK	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Lease Agreement - EV R
COMMENT:   (1) Lease from XXXX XXXXX to XXXX XXXX XXXX, Inc - missing the following addressesXXX, XXX, and XX XXX XXXX XXXX, XXXX XXXX XX.
(2) Missing Lease with the XXX- XXX XXXXX.

*** (CURED) Title Issue - EV R
COMMENT:   Missing Title Insurance Amount on Preliminary Title Report

*** (CURED) Verification of Mortgage (VOM) - EV R
																COMMENT: Missing VOM with X&X XXXX for the subject property. Per note, borrower was responsible for I/O payments from XX/XX/XXXX to XX/XX/XXXX
EFHDHNIFX15	XXXX			XXXX		1	1	1	1		1	1
GKCO2BPOE5G	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Credit report >4 months old at closing - EV R
COMMENT:   Credit is 154 days old. Credit report is dated 08/18/2023; Settlement Date XX/XX/XXXX

*** (CURED) Underwriting - Missing LOE - EV R
																COMMENT: Missing Attorney letters concerning the 2 open lawsuits and documentation on funds held by court.
351VAQMX4L2	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) Title issue - EV R COMMENT: Preliminary Title Report does not list insurance amount, please provide updated title reflecting sufficient coverage for loan amount $XXXX
4AMGGTMQVN3	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Purchase Contract - EV 2 COMMENT: Missing the Purchase Contract for the subject property	*** (CURED) Credit report >4 months old at closing - EV R
COMMENT:   127 Days between Credit report date 09/18/2023 and the Closing Date of XX/XX/XXXX

*** (CURED) Missing Documentation - EV R
COMMENT:   Application is incomplete and declarations were not answered. Citizenship of XXXX is unknown.

*** (CURED) Missing Lease Agreement  - EV R
COMMENT:   Missing the signed SNDA with the tenant: XXXX

*** (CURED) Title Issue - EV R
																COMMENT: Missing Title Policy insurance amount on Preliminary Title
XL3E3HMWCQ1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2 COMMENT: Missing VOM with XXXX for prior 12 months (max X)	*** (CURED) Bankruptcy History does not meet guidelines - EV R
COMMENT:   XXXX's application notes he has declared bankruptcy. File does not contain documentation to support discharged at least 3 years and written explanation letter

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Missing Tax Transcripts for XXXX (1040s for 2022, 2021, & 2020 in file).

*** (CURED) Income documentation does not meet guidelines - EV R
																COMMENT: Missing Business Tax Returns and Tax Transcripts for XXXX
RLXIINLZ4AB	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: Need additional 12 months mortgage payment history, to complete the 24 month history required per guidelines. File contains history from XX/XX/XXXX XX/XX/XXXX missing Need XXXX history.	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Missing Business Tax Returns and Tax Transcripts for XXXX or Schedule E on personal Tax return.  Personal returns and transcripts in file do not contain Sch E but Credit Approval notes)

*** (CURED) Property listed for sale in past 12 months - EV R
																COMMENT: Subject property currently listed for sale, 11 mths on market. Initially listed on 01/18/2023 for $XXX; Relisted on 6/20/23 for $XXXX.
4EYIS1VESPF	XXXX	XXXX	3	1	3	3	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Missing the Application for the Borrower/Guarantor

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   Missing the signed guaranty for all 6 guarantor: XXXX

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing the Final HUD Settlement Statement signed/certified.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   Missing Tax Transcripts for: XXXX;

*** (CURED) Lender Approval - EV R
COMMENT:   Missing Credit Approval Memo

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing the Flood Certification for the subject property

*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing title commitment.

*** (CURED) Purchase Contract - EV R
COMMENT:   Missing the Purchase Contract for the subject property

*** (CURED) Tax Returns - EV R
																COMMENT: Missing 3 years Tax Return for XXXX
042NHIXY3XL	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Purchase Contract - EV R
COMMENT:   Missing the seller's signature on Addendum 4 and Assignment Agreement dated 12/19/2023 which transfers buyer from XXXX

*** (CURED) Tax Returns - EV R
COMMENT:   Unable to access the 1120S tax returns for David Zaria Group Inc.  - Password protected for all 3 years (2022, 2021, 2020)

*** (CURED) Title Issue - EV R
																COMMENT: Preliminary title missing insurance amount
1OV4JKULXCR	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Appraisal is 4 months after Note Date - EV 2
COMMENT: XX days between the Closing and Appraisal Valuation date.  Appraisal Report as of XX/XX/XXXX Closing Date XX/XX/XXXX  (Must be no older than X days)

*** (OPEN) Net Tangible Benefit Incomplete - EV 2
COMMENT:   Please clarify benefit to borrower.  Prior note maturity date XX/XX/XXXX(in 7 years). Credit Approval Memorandum states the subject loan will provide additional working capital to support the growth of the operating company.  Based on the payoff from the prior loan and the closing statement the borrower did not receive any additional funds for working capital.
Rate on 1st increase to XXX%; prior rate XX%. Payment on 1st increase to $XXXX on $XXXX from $XXXX on $XXXX  This doesn't account for the additional 2nd loan taken in the amount of $XXXXwith a rate of XX% which will further increase the amount of the monthly mortgage payments.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   Property is currently listed for sale as of XX/XX/XXXX based on notes from appraiser. Initial offer of $XXXXXXX backed out, unable to agree on terms and no current offer confirmed.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: Missing most recent mortgage payment history from XX/XX/XXXX & XX/XX/XXXX Payment History provided has confirmed of payments through XX/XX/XXXX Prior Payoff reflects legal fees of $XXXXX and Appraisal Fee $XXXX. Confirm 0x30 in past 12 months. Total Fees on XXXX Payoff $XXXXX which are broken out by category. Final Payoff from XX/XX/XXXX has fees of $XXXXX which are not broken out. Bank to provide additional breakdown clarification of the "other/settlement agreement charges".	*** (CURED) Credit report >4 months old at closing - EV R
COMMENT:   196 days between the Credit report and Closing Date.  Credit Report Dated XX/XX/XXXX. Closing Date XX/XX/XXXX (All credit reports must be dated within XXX days of closing)

*** (CURED) Missing Appraisal - EV R
																COMMENT: Missing Secondary review by a third-party appraisal company, since loan amount is above $X,XXX,XXX
MU3EEN5L2JH	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   DSCR forXXXX XXXX XXXX  does not meet policy requirements, using Sch C income, which did not list the mortgage expense. Per Settlement Statement payoff to XXXX & XXXXX. Automotive Repair Business moving from California to Minnesota. Borrower also took out additional loan on primary residence in CA based on HUD1 dated XX/XX/XXXX for $XXXX

*** (OPEN) Purchase Contract - EV 2
															COMMENT: Purchase Contract is not signed by the sellers. Also it notes seller will be leasing back the property until XX/XX/XXXX. XXXXX borrower will have 3 months interruption in starting his business in XX
XLTFXEI1XY2	XXXX			XXXX		3	1	3	1		1	1				*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: Missing completed Settlement Statement. Copy in file is missing top of both pages. Not signed by Title Agent or seller.
STQ3UHQBJRD	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Missing Signed Agreement to Provide Insurance

*** (CURED) Valid ID - Missing - EV R
																COMMENT: Application noted guarantor/owner is not a US Citizen, but did not locate required documentation for residence to confirm person is a lawful permanent resident alien. Policies state Non-permanent resident alien and foreign nationals are ineligible persons.